UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—34.3%
*	Adobe Systems, Inc.	84,900	$9,215
*	Akamai Technologies, Inc.	182,387	9,665
*	Alphabet, Inc. Class “A”	42,780	34,398
*	Alphabet, Inc. Class “C”	11,438	8,891
	Booz Allen Hamilton Holding Corporation	161,322	5,099
*	CoStar Group, Inc.	29,557	6,400
	CSRA, Inc.	265,800	7,150
*	Facebook, Inc.	162,700	20,870
*	Guidewire Software, Inc.	82,300	4,936
	j2 Global, Inc.	93,400	6,221
	Mastercard, Inc.	207,500	21,117
	Microsoft Corporation	588,800	33,915
*	NeuStar, Inc.	215,978	5,743
*	Red Hat, Inc.	130,406	10,541
	Texas Instruments, Inc.	206,000	14,457
*	Vantiv, Inc.	196,501	11,057
			209,675
	Consumer Discretionary—18.3%
*	Amazon.com, Inc.	33,500	28,050
	Dollar General Corporation	282,400	19,765
	Lowe’s Cos., Inc.	321,700	23,230
	Newell Brands, Inc.	207,500	10,927
*	Sally Beauty Holdings, Inc.	250,396	6,430
	Starbucks Corporation	186,700	10,108
*	Steven Madden, Ltd.	175,000	6,048
	VF Corporation	127,500	7,146
			111,704
	Health Care—17.1%
*	Align Technology, Inc.	41,700	3,909
*	Allergan plc†	37,400	8,613
*	Biogen, Inc.	38,400	12,020
*	BioMarin Pharmaceutical, Inc.	60,200	5,570
	Bristol-Myers Squibb Co.	271,600	14,645
*	Cerner Corporation	273,600	16,895
	Danaher Corporation	159,700	12,519
*	Mednax, Inc.	164,900	10,925
	Shire plc—ADR	35,500	6,882
	Zoetis, Inc.	244,000	12,690
			104,668
	Industrials—10.9%
	BWX Technologies, Inc.	121,700	4,670
	Equifax, Inc.	46,404	6,245
	Fastenal Co.	147,700	6,171
	The Dun & Bradstreet Corporation	59,500	8,129
*	TransDigm Group, Inc.	49,780	14,392
	Union Pacific Corporation	196,800	19,194
*	Verisk Analytics, Inc.	93,920	7,634
			66,435
	Consumer Staples—8.7%
	Costco Wholesale Corporation	95,000	14,488

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
*	Herbalife, Ltd.†	72,200	$4,476
	Mead Johnson Nutrition Co.	145,229	11,475
*	Sprouts Farmers Market, Inc.	196,800	4,064
	The Kroger Co.	408,300	12,118
	Tyson Foods, Inc.	89,100	6,653
			53,274
	Financials—6.8%
*	Affiliated Managers Group, Inc.	32,500	4,703
	Intercontinental Exchange, Inc.	66,600	17,939
*	Signature Bank	49,800	5,899
	Willis Towers Watson plc†	98,900	13,131
			41,672
	Materials—1.5%
	PPG Industries, Inc.	86,500	8,941
	Energy—1.4%
	Schlumberger, Ltd.†	109,300	8,595
	Total Common Stocks—99.0% (cost $477,310)		604,964
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $2,375, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$2,375	2,375
	Total Repurchase Agreement—0.4% (cost $2,375)		2,375
	Total Investments—99.4% (cost $479,685)		607,339
	Cash and other assets, less liabilities—0.6%		3,773
	Net assets—100.0%		$611,112

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—32.1%
	Accenture plc†	15,200	$1,857
*	Adobe Systems, Inc.	24,160	2,622
*	Alphabet, Inc. Class “A”	4,890	3,932
*	Alphabet, Inc. Class “C”	3,146	2,445
*	Facebook, Inc.	27,150	3,482
	Mastercard, Inc.	34,290	3,490
	Microsoft Corporation	82,410	4,747
*	Red Hat, Inc.	24,900	2,013
	Texas Instruments, Inc.	46,420	3,258
			27,846
	Health Care—19.5%
*	Biogen, Inc.	9,920	3,105
	Bristol-Myers Squibb Co.	38,210	2,060
*	Cerner Corporation	47,320	2,922
	Danaher Corporation	17,090	1,340
*	IDEXX Laboratories, Inc.	12,300	1,387
	UnitedHealth Group, Inc.	22,080	3,091
	Zoetis, Inc.	58,720	3,054
			16,959
	Consumer Discretionary—18.7%
*	Amazon.com, Inc.	5,760	4,823
*	Chipotle Mexican Grill, Inc.	4,600	1,948
*	O’Reilly Automotive, Inc.	8,040	2,252
	Starbucks Corporation	33,500	1,814
	The Home Depot, Inc.	31,730	4,083
	VF Corporation	24,040	1,347
			16,267
	Industrials—10.6%
	Fortive Corporation	25,530	1,300
*	TransDigm Group, Inc.	8,290	2,397
	Union Pacific Corporation	39,610	3,863
*	Verisk Analytics, Inc.	19,700	1,601
			9,161
	Consumer Staples—9.2%
	Mead Johnson Nutrition Co.	26,960	2,130
*	Monster Beverage Corporation	8,510	1,249
	The Estee Lauder Cos., Inc.	20,540	1,819
	The Kroger Co.	93,800	2,784
			7,982
	Financials—4.1%
*	Affiliated Managers Group, Inc.	11,510	1,666
	Moody’s Corporation	17,290	1,872
			3,538
	Telecommunication Services—2.0%
*	SBA Communications Corporation	15,280	1,714

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Materials—2.0%
PPG Industries, Inc.	16,450	$1,700
Energy—1.4%
Schlumberger, Ltd.†	15,880	1,249
Total Common Stocks—99.6% (cost $70,311)		86,416
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $454, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$454	454
Total Repurchase Agreement—0.5% (cost $454)		454
Total Investments—100.1% (cost $70,765)		86,870
Liabilities, plus cash and other assets—(0.1)%		(49)
Net assets—100.0%		$86,821

† = U.S. listed foreign security

* = Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—21.7%
*	Akamai Technologies, Inc.	69,979	$3,708
	Booz Allen Hamilton Holding Corporation	84,600	2,674
*	Check Point Software Technologies, Ltd.†	20,000	1,552
*	CoStar Group, Inc.	19,202	4,158
	CSRA, Inc.	96,800	2,604
*	Genpact, Ltd.†	109,852	2,631
*	Guidewire Software, Inc.	46,820	2,808
*	IPG Photonics Corporation	13,400	1,104
	MAXIMUS, Inc.	46,411	2,625
*	Red Hat, Inc.	51,130	4,133
*	Vantiv, Inc.	77,824	4,379
			32,376
	Health Care—19.7%
*	Align Technology, Inc.	16,180	1,517
*	BioMarin Pharmaceutical, Inc.	28,131	2,603
*	Centene Corporation	55,700	3,730
*	Cerner Corporation	67,400	4,162
	DENTSPLY SIRONA, Inc.	28,059	1,667
	HealthSouth Corporation	37,000	1,501
*	IDEXX Laboratories, Inc.	13,340	1,504
*	Mednax, Inc.	73,260	4,853
*	Mettler-Toledo International, Inc.	7,320	3,073
	Perrigo Co. plc†	16,000	1,477
	Zoetis, Inc.	64,100	3,334
			29,421
	Consumer Discretionary—18.9%
	BorgWarner, Inc.	65,443	2,302
	Brunswick Corporation	27,800	1,356
*	Chipotle Mexican Grill, Inc.	3,300	1,398
	Dollar General Corporation	32,665	2,286
	Hanesbrands, Inc.	149,800	3,783
	Newell Brands, Inc.	91,400	4,813
*	O’Reilly Automotive, Inc.	8,384	2,348
	Ross Stores, Inc.	65,400	4,205
*	Sally Beauty Holdings, Inc.	56,883	1,461
	Six Flags Entertainment Corporation	47,780	2,562
	Tractor Supply Co.	24,000	1,616
			28,130
	Industrials—12.7%
*	Copart, Inc.	30,500	1,634
	Equifax, Inc.	11,400	1,534
*	Old Dominion Freight Line, Inc.	74,686	5,124
	The Dun & Bradstreet Corporation	11,900	1,626
*	The Middleby Corporation	19,170	2,370
*	TransDigm Group, Inc.	10,145	2,933
*	Verisk Analytics, Inc.	46,380	3,770
			18,991
	Financials—9.7%
*	Affiliated Managers Group, Inc.	15,055	2,178
	Intercontinental Exchange, Inc.	14,175	3,818

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	Nasdaq, Inc.	22,400	$1,513
*	Signature Bank	29,156	3,454
	Willis Towers Watson plc†	25,990	3,451
			14,414
	Materials—5.9%
*	Axalta Coating Systems, Ltd.†	65,400	1,849
	Ball Corporation	47,200	3,868
	Vulcan Materials Co.	27,600	3,139
			8,856
	Consumer Staples—5.8%
*	Herbalife, Ltd.†	19,500	1,209
	Mead Johnson Nutrition Co.	42,000	3,318
	Tyson Foods, Inc.	54,800	4,092
			8,619
	Telecommunication Services—2.8%
*	SBA Communications Corporation	37,350	4,189
	Energy—1.0%
*	Concho Resources, Inc.	10,420	1,431
	Total Common Stocks—98.2% (cost $129,991)		146,427
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $2,782, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$2,782	2,782
	Total Repurchase Agreement—1.9% (cost $2,782)		2,782
	Total Investments—100.1% (cost $132,773)		149,209
	Liabilities, plus cash and other assets—(0.1)%		(77)
	Net assets—100.0%		$149,132

* = Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—17.9%
	Allied World Assurance Co. Holdings, Ltd.†	992	$40
	Ameriprise Financial, Inc.	282	28
*	Arch Capital Group, Ltd.†	559	44
	Assured Guaranty, Ltd.†	1,121	31
*	E*TRADE Financial Corporation	1,401	41
	East West Bancorp, Inc.	1,264	47
	FNF Group	974	36
	Hanover Insurance Group, Inc.	534	40
	Hartford Financial Services Group, Inc.	1,080	46
	Northern Trust Corporation	743	51
	PacWest Bancorp	1,040	45
	Principal Financial Group, Inc.	835	43
*	Signature Bank	198	24
	SunTrust Banks, Inc.	848	37
*	SVB Financial Group	281	31
	Zions Bancorporation	1,205	37
			621
	Real Estate—15.9%
	American Campus Communities, Inc.	1,121	57
	Boston Properties, Inc.	254	34
	DDR Corporation	2,078	36
	Douglas Emmett, Inc.	713	26
*	Equity Commonwealth	853	26
	Equity Residential	531	34
	Essex Property Trust, Inc.	224	50
	General Growth Properties, Inc.	1,699	47
	Jones Lang LaSalle, Inc.	322	37
	National Retail Properties, Inc.	808	41
	Pebblebrook Hotel Trust	581	15
	Prologis, Inc.	783	42
	SL Green Realty Corporation	247	27
	Taubman Centers, Inc.	453	34
	Ventas, Inc.	627	44
			550
	Energy—10.7%
	Baker Hughes, Inc.	878	44
	Cimarex Energy Co.	310	42
*	Gulfport Energy Corporation	1,415	40
	Hess Corporation	785	42
	Noble Energy, Inc.	1,332	47
	Patterson-UTI Energy, Inc.	1,432	32
	Pioneer Natural Resources Co.	297	55
	Range Resources Corporation	832	32
*	Rice Energy, Inc.	1,134	30
*	Whiting Petroleum Corporation	992	9
			373
	Utilities—10.7%
	American Water Works Co., Inc.	640	48
	Aqua America, Inc.	1,233	38
	Atmos Energy Corporation	562	42
	CMS Energy Corporation	1,099	46

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—(continued)
	Eversource Energy	836	$45
	Pinnacle West Capital Corporation	567	43
	WEC Energy Group, Inc.	910	54
	Xcel Energy, Inc.	1,384	57
			373
	Industrials—10.4%
	Carlisle Cos., Inc.	376	39
	Fortune Brands Home & Security, Inc.	556	32
	Hubbell, Inc.	324	35
	Ingersoll-Rand plc†	677	46
	Kansas City Southern	451	42
	KAR Auction Services, Inc.	840	36
	Snap-On, Inc.	228	35
	The Toro Co.	710	33
	Valmont Industries, Inc.	216	29
	Wabtec Corporation	413	34
			361
	Information Technology—9.0%
*	Akamai Technologies, Inc.	689	36
	Belden, Inc.	659	45
*	Cadence Design Systems, Inc.	2,138	55
*	CommScope Holding Co., Inc.	1,096	33
*	Genpact, Ltd.†	966	23
	Juniper Networks, Inc.	1,116	27
*	NXP Semiconductors N.V.†	488	50
	TE Connectivity, Ltd.†	655	42
			311
	Consumer Discretionary—8.1%
	Darden Restaurants, Inc.	570	35
	DR Horton, Inc.	1,068	32
	L Brands, Inc.	593	42
	Leggett & Platt, Inc.	698	32
	Newell Brands, Inc.	711	37
*	The Michaels Cos., Inc.	1,320	32
	Vail Resorts, Inc.	234	37
	VF Corporation	598	34
			281
	Health Care—6.2%
	CIGNA Corporation	211	28
*	Hologic, Inc.	1,067	41
*	Mednax, Inc.	601	40
*	Mettler-Toledo International, Inc.	122	51
	Zimmer Biomet Holdings, Inc.	428	56
			216
	Materials—6.0%
	Carpenter Technology Corporation	1,304	54
	Eastman Chemical Co.	761	52
	FMC Corporation	955	46

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Materials—(continued)
Steel Dynamics, Inc.	2,336	$58
		210
Consumer Staples—4.0%
ConAgra Foods, Inc.	924	43
Ingredion, Inc.	410	55
The Kroger Co.	1,345	40
		138
Total Common Stocks—98.9% (cost $2,902)		3,434
Total Investments—98.9% (cost $2,902)		3,434
Cash and other assets, less liabilities—1.1%		37
Net assets—100.0%		$3,471

† = U.S. listed foreign security

* = Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—21.9%
*	2U, Inc.	519,715	$19,900
*	Akamai Technologies, Inc.	317,020	16,799
*	Arista Networks, Inc.	150,900	12,839
	Booz Allen Hamilton Holding Corporation	806,058	25,480
*	CoStar Group, Inc.	156,110	33,803
	CSRA, Inc.	714,910	19,231
*	Guidewire Software, Inc.	495,284	29,707
	j2 Global, Inc.	379,545	25,281
	MAXIMUS, Inc.	510,290	28,862
*	NeuStar, Inc.	384,511	10,224
*	Pandora Media, Inc.	664,353	9,520
*	Take-Two Interactive Software, Inc.	338,200	15,246
*	Vantiv, Inc.	407,330	22,920
*	WNS Holdings, Ltd.—ADR	433,220	12,975
			282,787
	Health Care—21.1%
*	ABIOMED, Inc.	175,068	22,510
*	Akorn, Inc.	367,310	10,013
*	Align Technology, Inc.	144,843	13,579
*	Amedisys, Inc.	215,260	10,212
*	Cambrex Corporation	421,530	18,741
*	Centene Corporation	379,670	25,423
*	Exact Sciences Corporation	1,027,060	19,072
*	Glaukos Corporation	202,431	7,640
	HealthSouth Corporation	563,544	22,863
*	IDEXX Laboratories, Inc.	215,302	24,271
*	Ligand Pharmaceuticals, Inc.	207,729	21,201
*	Mednax, Inc.	409,788	27,148
*	Mettler-Toledo International, Inc.	66,050	27,730
*	Repligen Corporation	107,165	3,235
*	Veeva Systems, Inc.	472,360	19,499
			273,137
	Industrials—14.7%
	BWX Technologies, Inc.	371,770	14,265
	CEB, Inc.	128,483	6,998
*	Copart, Inc.	271,170	14,524
	HEICO Corporation	238,180	14,412
	Hexcel Corporation	375,680	16,643
	Manpowergroup, Inc.	200,180	14,465
*	Old Dominion Freight Line, Inc.	443,501	30,429
	The Dun & Bradstreet Corporation	118,380	16,173
*	The Middleby Corporation	176,092	21,768
	The Toro Co.	307,406	14,399
*	TransDigm Group, Inc.	90,335	26,118
			190,194
	Consumer Discretionary—12.8%
	Cable One, Inc.	12,850	7,505
	DeVry Education Group, Inc.	529,070	12,200
*	IMAX Corporation†	539,603	15,632
*	Sally Beauty Holdings, Inc.	617,290	15,852
*	ServiceMaster Global Holdings, Inc.	248,888	8,383

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Six Flags Entertainment Corporation	592,816	$31,781
*	Steven Madden, Ltd.	291,845	10,086
	Tractor Supply Co.	317,050	21,353
*	Ulta Salon Cosmetics & Fragrance, Inc.	127,180	30,266
*	Universal Electronics, Inc.	169,757	12,640
			165,698
	Financials—8.4%
*	Affiliated Managers Group, Inc.	163,241	23,621
	CBOE Holdings, Inc.	183,810	11,920
*	Encore Capital Group, Inc.	419,701	9,435
	FactSet Research Systems, Inc.	99,604	16,146
	FirstCash, Inc.	319,783	15,055
	OM Asset Management plc†	674,328	9,380
*	Signature Bank	142,980	16,936
	Virtu Financial, Inc.	441,462	6,609
			109,102
	Materials—5.0%
*	Axalta Coating Systems, Ltd.†	568,520	16,072
	Ball Corporation	241,130	19,761
	Celanese Corporation	251,940	16,769
	Martin Marietta Materials, Inc.	64,580	11,567
			64,169
	Consumer Staples—4.1%
*	Herbalife, Ltd.†	220,860	13,691
	Nu Skin Enterprises, Inc.	334,274	21,654
	WD-40 Co.	152,880	17,189
			52,534
	Real Estate—3.2%
	Colliers International Group, Inc.†	233,024	9,803
	FirstService Corporation†	372,695	17,397
	Jones Lang LaSalle, Inc.	118,301	13,462
			40,662
	Energy—2.4%
*	Carrizo Oil & Gas, Inc.	267,230	10,855
*	Diamondback Energy, Inc.	204,620	19,754
			30,609
	Telecommunication Services—2.0%
*	SBA Communications Corporation	234,180	26,265
	Total Common Stocks—95.6% (cost $1,085,018)		1,235,157

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $55,444, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$55,444	$55,444
Total Repurchase Agreement—4.3% (cost $55,444)		55,444
Total Investments—99.9% (cost $1,140,462)		1,290,601
Cash and other assets, less liabilities—0.1%		1,859
Net assets—100.0%		$1,292,460

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—23.4%
	Allied World Assurance Co. Holdings, Ltd.†	822	$33
*	Arch Capital Group, Ltd.†	534	42
	Assured Guaranty, Ltd.†	984	27
	Bank of the Ozarks, Inc.	842	32
	Banner Corporation	373	16
	Boston Private Financial Holdings, Inc.	909	12
	CNO Financial Group, Inc.	1,323	20
	CVB Financial Corporation	715	13
*	E*TRADE Financial Corporation	1,266	37
	East West Bancorp, Inc.	1,020	37
	First American Financial Corporation	775	30
	Glacier Bancorp, Inc.	1,057	30
	Hanover Insurance Group, Inc.	423	32
	Home BancShares, Inc.	1,019	21
	Iberiabank Corporation	413	28
	PacWest Bancorp	838	36
	Prosperity Bancshares, Inc.	505	28
	Radian Group, Inc.	2,377	32
	Renasant Corporation	592	20
	Selective Insurance Group, Inc.	842	34
*	Signature Bank	184	22
*	SVB Financial Group	186	21
	Tanger Factory Outlet Centers, Inc.	798	31
	Umpqua Holdings Corporation	1,370	21
*	Western Alliance Bancorp	615	23
	WSFS Financial Corporation	886	32
	Zions Bancorporation	1,079	34
			744
	Real Estate—14.4%
	Acadia Realty Trust	829	30
	American Assets Trust, Inc.	768	34
	American Campus Communities, Inc.	634	32
	Camden Property Trust	468	39
	Care Capital Properties, Inc.	825	24
	DDR Corporation	1,335	23
	Douglas Emmett, Inc.	1,069	39
	Education Realty Trust, Inc.	632	27
	EPR Properties	315	25
*	Equity Commonwealth	735	22
	Equity One, Inc.	701	22
	Highwoods Properties, Inc.	478	25
	Jones Lang LaSalle, Inc.	229	26
	National Retail Properties, Inc.	573	29
	Pebblebrook Hotel Trust	535	14
	Sunstone Hotel Investors, Inc.	1,169	15
	Taubman Centers, Inc.	402	30
			456
	Industrials—13.6%
	Brady Corporation	686	24
	Carlisle Cos., Inc.	293	30
	CIRCOR International, Inc.	316	19
	Curtiss-Wright Corporation	313	28

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	EMCOR Group, Inc.	551	$33
	Fortune Brands Home & Security, Inc.	336	19
*	FTI Consulting, Inc.	537	24
	Hubbell, Inc.	214	23
	Interface, Inc.	1,501	25
	KAR Auction Services, Inc.	630	27
*	Lydall, Inc.	402	21
	Matson, Inc.	598	24
	Simpson Manufacturing Co., Inc.	399	17
	Snap-On, Inc.	157	24
	Standex International Corporation	219	20
	The Toro Co.	464	22
	Valmont Industries, Inc.	166	22
	Wabtec Corporation	350	29
			431
	Information Technology—11.6%
*	Acxiom Corporation	1,948	52
	ADTRAN, Inc.	723	14
	Belden, Inc.	602	42
	Booz Allen Hamilton Holding Corporation	993	31
*	Cadence Design Systems, Inc.	1,925	49
*	CommScope Holding Co., Inc.	762	23
	CSRA, Inc.	948	25
*	Genpact, Ltd.†	1,015	24
*	Inphi Corporation	987	43
	Intersil Corporation	1,267	28
	j2 Global, Inc.	536	36
			367
	Consumer Discretionary—9.0%
	American Eagle Outfitters, Inc.	871	15
*	Cavco Industries, Inc.	185	18
	Children’s Place, Inc.	346	28
	Churchill Downs, Inc.	148	22
	Dana, Inc.	1,345	21
	Darden Restaurants, Inc.	314	19
*	Dave & Buster’s Entertainment, Inc.	627	25
	Ethan Allen Interiors, Inc.	475	15
*	Genesco, Inc.	284	15
	Leggett & Platt, Inc.	490	22
	Meredith Corporation	480	25
*	The Michaels Cos., Inc.	701	17
	Vail Resorts, Inc.	147	23
	Wolverine World Wide, Inc.	949	22
			287
	Energy—8.2%
*	Exterran Corporation	899	14
*	Gulfport Energy Corporation	1,385	39
*	Helix Energy Solutions Group, Inc.	1,963	16
*	Parsley Energy, Inc.	1,367	46
	Patterson-UTI Energy, Inc.	722	16
*	PDC Energy, Inc.	617	41

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Range Resources Corporation	624	$24
*	Rice Energy, Inc.	1,264	33
*	TETRA Technologies, Inc.	2,868	18
*	Whiting Petroleum Corporation	1,563	14
			261
	Utilities—6.5%
	Aqua America, Inc.	868	26
	Atmos Energy Corporation	415	31
	IDACORP, Inc.	354	28
	Pinnacle West Capital Corporation	429	33
	PNM Resources, Inc.	632	21
	Portland General Electric Co.	509	22
	Southwest Gas Corporation	309	21
	Spire, Inc.	399	25
			207
	Materials—5.3%
	Carpenter Technology Corporation	463	19
	FMC Corporation	364	18
	Minerals Technologies, Inc.	442	31
	PolyOne Corporation	914	31
	Sensient Technologies Corporation	356	27
	Silgan Holdings, Inc.	311	16
	Steel Dynamics, Inc.	1,053	26
			168
	Health Care—4.8%
	CONMED Corporation	361	14
	HealthSouth Corporation	666	27
*	Hologic, Inc.	457	18
*	Integer Holdings Corporation	451	10
*	Magellan Health, Inc.	249	13
*	Mednax, Inc.	463	31
*	Mettler-Toledo International, Inc.	94	40
			153
	Consumer Staples—2.8%
*	Darling Ingredients, Inc.	916	12
	Ingredion, Inc.	397	53
	J&J Snack Foods Corporation	203	24
			89
	Total Common Stocks—99.6% (cost $2,550)		3,163
	Repurchase Agreement
	State Street Bank and Trust Company, 0.030% dated 9/30/16, due 10/3/16, repurchase price $91, collateralized by U.S. Treasury Note, 2.125%, due 9/30/21	$91	91
	Total Repurchase Agreement—2.9% (cost $91)		91

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—102.5% (cost $2,641)	3,254
Liabilities, plus cash and other assets—(2.5)%	(78)
Net assets—100.0%	$3,176

† = U.S. listed foreign security

* = Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—24.9%
*	2U, Inc.	127,100	$4,867
*	Acxiom Corporation	266,270	7,096
*	Callidus Software, Inc.	244,517	4,487
*	CardConnect Corporation	404,920	3,956
	CSRA, Inc.	148,580	3,997
*	Envestnet, Inc.	101,230	3,690
*	Guidewire Software, Inc.	92,686	5,559
*	Inphi Corporation	90,360	3,931
	j2 Global, Inc.	139,031	9,261
	MAXIMUS, Inc.	64,280	3,636
*	MaxLinear, Inc.	193,431	3,921
*	NeuStar, Inc.	164,198	4,366
*	OSI Systems, Inc.	56,120	3,669
*	Pandora Media, Inc.	358,340	5,135
*	RealPage, Inc.	164,890	4,238
*	Take-Two Interactive Software, Inc.	94,240	4,248
*	Ultimate Software Group, Inc.	25,202	5,151
*	USA Technologies, Inc.	1,093,524	6,129
*	WNS Holdings, Ltd.—ADR	178,864	5,357
*	Xactly Corporation	129,190	1,902
			94,596
	Health Care—19.1%
*	Accelerate Diagnostics, Inc.	133,139	3,629
*	Air Methods Corporation	151,690	4,777
*	Akorn, Inc.	177,460	4,837
*	Amedisys, Inc.	55,395	2,628
*	AtriCure, Inc.	372,683	5,896
*	Cambrex Corporation	129,595	5,762
*	Exact Sciences Corporation	290,240	5,390
*	Glaukos Corporation	110,376	4,165
	HealthSouth Corporation	166,745	6,765
	LeMaitre Vascular, Inc.	253,335	5,026
*	LHC Group, Inc.	97,460	3,594
*	Ligand Pharmaceuticals, Inc.	48,890	4,990
*	NeoGenomics, Inc.	210,840	1,733
*	NxStage Medical, Inc.	221,716	5,541
*	Repligen Corporation	113,470	3,426
*	Veeva Systems, Inc.	108,530	4,480
			72,639
	Consumer Discretionary—16.5%
	Cable One, Inc.	8,200	4,789
	Collectors Universe, Inc.	137,506	2,548
	DeVry Education Group, Inc.	217,050	5,005
*	Gentherm, Inc.	164,730	5,176
	Golden Entertainment, Inc.	364,317	4,543
*	IMAX Corporation†	179,447	5,198
	Lithia Motors, Inc.	43,160	4,123
	Nutrisystem, Inc.	264,200	7,844
	Six Flags Entertainment Corporation	152,342	8,167
*	Steven Madden, Ltd.	119,390	4,126
*	U.S. Auto Parts Network, Inc.	1,256,773	4,135

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Universal Electronics, Inc.	96,102	$7,156
			62,810
	Industrials—13.6%
	Albany International Corporation	46,270	1,961
	BWX Technologies, Inc.	127,780	4,903
	CEB, Inc.	18,412	1,003
	ESCO Technologies, Inc.	125,290	5,816
*	GP Strategies Corporation	120,667	2,971
	HEICO Corporation	109,150	6,605
*	Hudson Technologies, Inc.	894,291	5,947
*	ICF International, Inc.	113,731	5,040
	John Bean Technologies Corporation	62,155	4,385
*	Mercury Systems, Inc.	277,700	6,823
*	NV5 Global, Inc.	80,502	2,601
	The Dun & Bradstreet Corporation	25,930	3,542
			51,597
	Financials—8.3%
	B. Riley Financial, Inc.	252,044	3,367
*	BofI Holding, Inc.	92,850	2,080
*	Cowen Group, Inc.	932,344	3,385
*	Encore Capital Group, Inc.	79,976	1,798
	FirstCash, Inc.	154,566	7,277
	Meta Financial Group, Inc.	58,000	3,515
	OM Asset Management plc†	381,477	5,306
	Virtu Financial, Inc.	330,792	4,952
			31,680
	Consumer Staples—4.5%
*	Amplify Snack Brands, Inc.	151,498	2,454
	Nu Skin Enterprises, Inc.	111,255	7,207
*	USANA Health Sciences, Inc.	28,260	3,910
	WD-40 Co.	30,431	3,421
			16,992
	Energy—2.2%
*	Callon Petroleum Co.	173,330	2,721
*	Carrizo Oil & Gas, Inc.	76,093	3,091
*	Gulfport Energy Corporation	86,387	2,441
			8,253
	Real Estate—2.1%
	Colliers International Group, Inc.†	74,653	3,141
	FirstService Corporation†	101,929	4,758
			7,899
	Materials—1.8%
*	Codexis, Inc.	385,210	1,710
*	Stillwater Mining Co.	379,497	5,070
			6,780

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Telecommunication Services—1.8%
*	ORBCOMM, Inc.	659,002	$6,755
	Total Common Stocks—94.8% (cost $289,822)		360,001
	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	114,760	17,088
	Total Exchange-Traded Fund—4.5% (cost $15,014)		17,088
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $4,748, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$4,748	4,748
	Total Repurchase Agreement—1.2% (cost $4,748)		4,748
	Total Investments—100.5% (cost $309,584)		381,837
	Liabilities, plus cash and other assets—(0.5)%		(1,908)
	Net assets—100.0%		$379,929

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2016 with companies deemed affiliated during the period or at September 30, 2016.

	Share Activity				Period Ended September 30, 2016

Security Name	Balance 12/31/2015	Purchases	Sales	Balance 9/30/2016	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
Hudson Technologies, Inc.	1,681,784	173,110	960,603	894,291	$5,947	$—	$1,867	$3,489
					$5,947	$—	$1,867	$3,489

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—27.8%
	Bank of the Ozarks, Inc.	198,150	$7,609
	Banner Corporation	145,705	6,373
	Berkshire Hills Bancorp, Inc.	231,857	6,425
	Boston Private Financial Holdings, Inc.	406,403	5,214
*	Cascade Bancorp	662,284	4,013
	CNO Financial Group, Inc.	369,161	5,637
	CoBiz Financial, Inc.	519,026	6,908
	CVB Financial Corporation	274,065	4,826
	First American Financial Corporation	178,692	7,019
	Glacier Bancorp, Inc.	285,189	8,134
	Hancock Holding Co.	225,325	7,307
	Hanover Insurance Group, Inc.	90,708	6,841
	Home BancShares, Inc.	302,503	6,295
	Iberiabank Corporation	133,066	8,931
	National Bank Holdings Corporation	198,622	4,642
	PacWest Bancorp	178,891	7,676
	Prosperity Bancshares, Inc.	135,355	7,430
	Radian Group, Inc.	635,171	8,607
	Renasant Corporation	208,422	7,009
*	Safeguard Scientifics, Inc.	272,449	3,531
	Selective Insurance Group, Inc.	207,223	8,260
	Tanger Factory Outlet Centers, Inc.	156,800	6,109
	Umpqua Holdings Corporation	444,173	6,685
*	Western Alliance Bancorp	221,594	8,319
	WSFS Financial Corporation	215,279	7,856
	Yadkin Financial Corporation	251,544	6,613
			174,269
	Industrials—14.2%
	Brady Corporation	181,375	6,277
	CIRCOR International, Inc.	113,575	6,765
	Curtiss-Wright Corporation	94,932	8,649
	EMCOR Group, Inc.	145,675	8,685
*	FTI Consulting, Inc.	156,675	6,981
	Interface, Inc.	394,027	6,576
	Kadant, Inc.	117,692	6,133
*	Lydall, Inc.	121,362	6,205
	Matson, Inc.	152,448	6,080
*	Northwest Pipe Co.	231,572	2,735
	Simpson Manufacturing Co., Inc.	113,255	4,978
	Standex International Corporation	68,059	6,321
	The Toro Co.	130,226	6,100
	Valmont Industries, Inc.	48,085	6,471
			88,956
	Information Technology—11.2%
*	Acxiom Corporation	436,202	11,625
	ADTRAN, Inc.	248,222	4,751
	Belden, Inc.	116,622	8,045
	Booz Allen Hamilton Holding Corporation	231,091	7,305
*	CommScope Holding Co., Inc.	210,039	6,324
	CSRA, Inc.	232,525	6,255
*	Inphi Corporation	193,449	8,417
	Intersil Corporation	241,960	5,306

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Intralinks Holdings, Inc.	466,974	$4,698
	j2 Global, Inc.	115,612	7,701
			70,427
	Real Estate—10.0%
	Acadia Realty Trust	189,146	6,855
	American Assets Trust, Inc.	175,097	7,596
	American Campus Communities, Inc.	138,971	7,069
	Care Capital Properties, Inc.	158,111	4,506
	Education Realty Trust, Inc.	196,509	8,477
	EPR Properties	71,929	5,664
*	Equity Commonwealth	144,391	4,363
	Equity One, Inc.	141,670	4,337
	Highwoods Properties, Inc.	121,087	6,311
	Pebblebrook Hotel Trust	168,152	4,473
	Sunstone Hotel Investors, Inc.	229,704	2,938
			62,589
	Consumer Discretionary—9.9%
	American Eagle Outfitters, Inc.	171,225	3,058
*	Cavco Industries, Inc.	54,385	5,387
	Children’s Place, Inc.	82,547	6,593
	Churchill Downs, Inc.	41,625	6,092
	Dana, Inc.	422,148	6,581
*	Dave & Buster’s Entertainment, Inc.	138,565	5,429
	Ethan Allen Interiors, Inc.	151,886	4,749
*	Genesco, Inc.	88,313	4,810
	Meredith Corporation	120,897	6,285
	Vail Resorts, Inc.	44,186	6,932
	Wolverine World Wide, Inc.	277,274	6,386
			62,302
	Utilities—6.4%
	Chesapeake Utilities Corporation	81,345	4,967
	IDACORP, Inc.	100,182	7,842
	PNM Resources, Inc.	204,311	6,685
	Portland General Electric Co.	173,683	7,397
	Southwest Gas Corporation	96,585	6,747
	Spire, Inc.	101,923	6,497
			40,135
	Energy—6.0%
	Archrock, Inc.	395,063	5,167
*	Exterran Corporation	226,600	3,553
*	Helix Energy Solutions Group, Inc.	472,485	3,841
*	PDC Energy, Inc.	114,368	7,670
*	Rice Energy, Inc.	247,790	6,470
*	RSP Permian, Inc.	199,565	7,739
*	TETRA Technologies, Inc.	561,668	3,432
			37,872
	Materials—5.0%
	Carpenter Technology Corporation	132,085	5,450
	Minerals Technologies, Inc.	103,991	7,351

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	PolyOne Corporation	168,697	$5,704
	Sensient Technologies Corporation	97,788	7,412
	Silgan Holdings, Inc.	107,413	5,434
			31,351
	Health Care—3.8%
	CONMED Corporation	165,410	6,626
	HealthSouth Corporation	184,240	7,475
*	Integer Holdings Corporation	220,074	4,773
*	Magellan Health, Inc.	90,818	4,880
			23,754
	Consumer Staples—3.3%
*	Darling Ingredients, Inc.	449,510	6,073
	J&J Snack Foods Corporation	68,384	8,146
	SpartanNash Co.	233,988	6,767
			20,986
	Total Common Stocks—97.6% (cost $501,380)		612,641
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $14,213, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$14,213	14,213
	Total Repurchase Agreement—2.3% (cost $14,213)		14,213
	Total Investments—99.9% (cost $515,593)		626,854
	Cash and other assets, less liabilities—0.1%		666
	Net assets—100.0%		$627,520

* = Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—57.9%
	Canada—5.2%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	47,716	$2,313
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	67,319	2,368
	Intact Financial Corporation (Insurance)	29,539	2,135
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	97,179	2,698
			9,514
	United States—52.7%
*	Affiliated Managers Group, Inc. (Capital markets)	11,748	1,700
*	Akamai Technologies, Inc. (Internet software & services)	43,660	2,314
*	Align Technology, Inc. (Health care equipment & supplies)	19,428	1,821
*	Alphabet, Inc. Class “A” (Internet software & services)	5,357	4,307
*	Amazon.com, Inc. (Internet & direct marketing retail)	6,063	5,077
*	ANSYS, Inc. (Software)	9,842	911
	Apogee Enterprises, Inc. (Building products)	33,439	1,494
	BlackRock, Inc. (Capital markets)	8,864	3,213
*	Boston Scientific Corporation (Health care equipment & supplies)	105,723	2,516
	Bristol-Myers Squibb Co. (Pharmaceuticals)	32,411	1,748
*	Centene Corporation (Health care providers & services)	46,139	3,089
*	CoStar Group, Inc. (Internet software & services)	5,459	1,182
	Costco Wholesale Corporation (Food & staples retailing)	13,964	2,130
	Danaher Corporation (Health care equipment & supplies)	26,641	2,088
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	20,294	2,447
	EOG Resources, Inc. (Oil, gas & consumable fuels)	18,531	1,792
	Equifax, Inc. (Professional services)	17,191	2,314
*	Facebook, Inc. Class “A” (Internet software & services)	21,965	2,817
	General Electric Co. (Industrial conglomerates)	105,890	3,136
	Hess Corporation (Oil, gas & consumable fuels)	24,837	1,332
	Honeywell International, Inc. (Industrial conglomerates)	19,503	2,274
	Intercontinental Exchange, Inc. (Capital markets)	10,371	2,794
	Mastercard, Inc. (IT services)	27,263	2,775
	Moody’s Corporation (Capital markets)	18,094	1,959
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	56,932	2,998
*	O’Reilly Automotive, Inc. (Specialty retail)	6,404	1,794
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	7,527	1,397
	PPG Industries, Inc. (Chemicals)	28,583	2,954
	Raytheon Co. (Aerospace & defense)	21,689	2,953
*	Red Hat, Inc. (Software)	23,938	1,935
*	salesforce.com, Inc. (Software)	10,658	760
	Schlumberger, Ltd. (Energy equipment & services)†	26,915	2,117
	Simon Property Group, Inc. (Equity real estate investment trusts (REITs))	11,608	2,403
	The Home Depot, Inc. (Specialty retail)	40,886	5,261
	The Sherwin-Williams Co. (Chemicals)	9,158	2,534
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	11,910	1,894
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	7,613	1,812
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	14,757	2,315
*	Vantiv, Inc. Class “A” (IT services)	36,368	2,046
*	VCA Antech, Inc. (Health care providers & services)	34,382	2,406
	Watsco, Inc. (Trading companies & distributors)	15,368	2,165
			96,974

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—12.6%
	France—4.1%
	Cap Gemini S.A. (IT services)	42,346	$4,147
	Valeo S.A. (Auto components)	57,741	3,368
			7,515
	Ireland—1.2%
	Paddy Power Betfair PLC (Hotels, restaurants & leisure)	18,994	2,149
	Netherlands—3.2%
*	NXP Semiconductors N.V. (Semiconductors & semiconductor equipment)†	30,927	3,155
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	110,648	2,755
			5,910
	Spain—1.6%
	Industria de Diseno Textil S.A. (Specialty retail)	78,652	2,916
	Sweden—1.0%
	Assa Abloy AB Class “B” (Building products)	91,014	1,849
	Switzerland—1.5%
	Partners Group Holding AG (Capital markets)	5,491	2,770
	Emerging Asia—8.8%
	China—4.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	28,267	2,990
	China Overseas Land & Investment, Ltd. (Real estate management & development)	548,000	1,858
	Tencent Holdings, Ltd. (Internet software & services)	115,700	3,177
			8,025
	India—1.7%
	HDFC Bank, Ltd.—ADR (Banks)	43,925	3,158
	Taiwan—2.7%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	164,752	5,040
	Japan—8.2%
	Daikin Industries, Ltd. (Building products)	33,800	3,117
	Fuji Heavy Industries, Ltd. (Automobiles)	60,200	2,229
	Kao Corporation (Personal products)	49,300	2,767
	Keyence Corporation (Electronic equipment, instruments & components)	3,400	2,463
	ORIX Corporation (Diversified financial services)	200,100	2,916
	Shimano, Inc. (Leisure products)	10,800	1,589
			15,081
	Asia—5.6%
	Australia—2.3%
	CSL, Ltd. (Biotechnology)	20,826	1,705
	Macquarie Group, Ltd. (Capital markets)	41,407	2,597
			4,302

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—5.6%—(continued)
Hong Kong—1.6%
AIA Group, Ltd. (Insurance)	445,600	$2,962
Singapore—1.7%
Broadcom, Ltd. (Semiconductors & semiconductor equipment)†	18,209	3,141
United Kingdom—4.7%
Compass Group plc (Hotels, restaurants & leisure)	181,838	3,522
Reckitt Benckiser Group plc (Household products)	29,740	2,800
WPP plc (Media)	95,466	2,245
		8,567
Emerging Europe, Mid-East, Africa—0.5%
South Africa—0.5%
Bid Corporation, Ltd. (Food & staples retailing)	49,486	933
Total Common Stocks—98.3% (cost $153,236)		180,806
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $2,573, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$2,573	2,573
Total Repurchase Agreement—1.4% (cost $2,573)		2,573
Total Investments—99.7% (cost $155,809)		183,379
Cash and other assets, less liabilities—0.3%		487
Net assets—100.0%		$183,866

ADR = American Depository Receipt

† = U.S. listed foreign security

* = Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	23.8%
Consumer Discretionary	20.6%
Financials	15.8%
Health Care	10.9%
Industrials	10.7%
Energy	6.7%
Consumer Staples	6.1%
Materials	3.0%
Real Estate	2.4%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	64.6%
Euro	8.5%
Japanese Yen	8.4%
British Pound Sterling	4.7%
Hong Kong Dollar	4.4%
Canadian Dollar	4.0%
Australian Dollar	2.4%
Swiss Franc	1.5%
Swedish Krona	1.0%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—39.3%
	Denmark—1.6%
	Vestas Wind Systems A/S (Electrical equipment)	47,112	$3,877
	Finland—2.7%
	Kone Oyj Class “B” (Machinery)	59,728	3,031
	Sampo Oyj Class “A” (Insurance)	77,574	3,451
			6,482
	France—11.1%
	Arkema S.A. (Chemicals)	27,531	2,549
	Cap Gemini S.A. (IT services)	57,847	5,665
	JCDecaux S.A. (Media)	74,676	2,414
	Safran S.A. (Aerospace & defense)	32,881	2,364
	Total S.A. (Oil, gas & consumable fuels)	73,404	3,477
	Valeo S.A. (Auto components)	89,842	5,241
	Vinci S.A. (Construction & engineering)	60,660	4,642
			26,352
	Germany—0.6%
	Rational AG (Machinery)	2,912	1,459
	Ireland—5.7%
	Kingspan Group plc (Building products)	121,745	3,280
	Paddy Power Betfair PLC (Hotels, restaurants & leisure)	29,491	3,336
	Ryanair Holdings plc—ADR (Airlines)	47,875	3,592
	Shire plc (Biotechnology)	50,886	3,296
			13,504
	Netherlands—3.2%
*	NXP Semiconductors N.V. (Semiconductors & semiconductor equipment)†	46,407	4,734
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	118,681	2,956
			7,690
	Spain—3.5%
	Amadeus IT Group S.A. Class “A” (IT services)	61,373	3,066
	Industria de Diseno Textil S.A. (Specialty retail)	144,300	5,349
			8,415
	Sweden—3.2%
	Atlas Copco AB Class “A” (Machinery)	142,236	4,282
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	75,412	3,293
			7,575
	Switzerland—7.7%
*	Actelion, Ltd. (Biotechnology)	26,507	4,589
	Geberit AG (Building products)	8,589	3,761
*	Lonza Group AG (Life sciences tools & services)	14,273	2,727
	Partners Group Holding AG (Capital markets)	8,729	4,403
	SGS S.A. (Professional services)	1,336	2,991
			18,471

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.2%
	China—8.1%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	50,059	$5,296
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,234,000	4,184
	NetEase, Inc.—ADR (Internet software & services)	20,804	5,009
	Tencent Holdings, Ltd. (Internet software & services)	174,200	4,784
			19,273
	India—4.3%
	Hero MotoCorp, Ltd. (Automobiles)	74,883	3,842
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	136,990	2,870
	Tata Motors, Ltd.—ADR (Automobiles)	90,599	3,622
			10,334
	Taiwan—2.8%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,138,000	6,626
	United Kingdom—14.2%
	Compass Group plc (Hotels, restaurants & leisure)	314,473	6,094
	Experian plc (Professional services)	222,086	4,444
	IG Group Holdings plc (Capital markets)	217,968	2,461
	Johnson Matthey plc (Chemicals)	84,678	3,615
	Micro Focus International plc (Software)	78,254	2,229
	Reckitt Benckiser Group plc (Household products)	41,557	3,913
	RELX plc (Professional services)	247,688	4,697
	St James’s Place plc (Insurance)	189,757	2,332
	WPP plc (Media)	172,927	4,066
			33,851
	Japan—13.9%
	Daikin Industries, Ltd. (Building products)	48,600	4,482
	Fuji Heavy Industries, Ltd. (Automobiles)	90,159	3,338
	Kao Corporation (Personal products)	69,700	3,912
	Keyence Corporation (Electronic equipment, instruments & components)	5,900	4,274
	Makita Corporation (Machinery)	47,100	3,326
	Nippon Prologis REIT, Inc. (Equity real estate investment trusts (REITs))	1,117	2,820
	Nitori Holdings Co., Ltd. (Specialty retail)	27,900	3,315
	ORIX Corporation (Diversified financial services)	263,900	3,845
	Park24 Co., Ltd. (Commercial services & supplies)	36,700	1,187
	Shimano, Inc. (Leisure products)	17,500	2,575
			33,074
	Canada—5.9%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	76,155	3,691
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	147,677	5,195
	Constellation Software, Inc. (Software)	5,826	2,627
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	93,984	2,609
			14,122

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—3.7%
Australia—1.6%
Macquarie Group, Ltd. (Capital markets)	60,364	$3,786
Hong Kong—2.1%
AIA Group, Ltd. (Insurance)	753,600	5,008
Emerging Latin America—2.9%
Brazil—1.5%
Cielo S.A. (IT services)	358,900	3,588
Mexico—1.4%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,518,400	3,324
Emerging Europe, Mid-East, Africa—1.0%
South Africa—1.0%
Bid Corporation, Ltd. (Food & staples retailing)	110,669	2,090
Discovery, Ltd. (Insurance)	33,887	279
		2,369
Total Common Stocks—96.1% (cost $200,187)		229,180
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $8,708, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$8,708	8,708
Total Repurchase Agreement—3.7% (cost $8,708)		8,708
Total Investments—99.8% (cost $208,895)		237,888
Cash and other assets, less liabilities—0.2%		466
Net assets—100.0%		$238,354

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.5%
Information Technology	22.3%
Consumer Discretionary	18.8%
Financials	14.7%
Consumer Staples	7.4%
Health Care	4.6%
Energy	3.9%
Real Estate	3.1%
Materials	2.7%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.8%
British Pound Sterling	16.2%
Japanese Yen	14.4%
U.S. Dollar	12.0%
Swiss Franc	8.1%
Hong Kong Dollar	6.1%
Canadian Dollar	3.9%
Swedish Krona	3.3%
Indian Rupee	2.9%
New Taiwan Dollar	2.9%
Danish Krone	1.7%
Australian Dollar	1.7%
Brazilian Real	1.6%
Mexican Peso	1.4%
South African Rand	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—31.3%
	Belgium—3.4%
	Anheuser-Busch InBev N.V. (Beverages)	11,251	$1,474
	UCB S.A. (Pharmaceuticals)	13,929	1,077
			2,551
	Denmark—0.9%
	Vestas Wind Systems A/S (Electrical equipment)	8,150	671
	Finland—1.2%
	Kone Oyj Class “B” (Machinery)	17,223	874
	France—9.4%
	AXA S.A. (Insurance)	45,230	962
	Cap Gemini S.A. (IT services)	10,687	1,046
	Essilor International S.A. (Health care equipment & supplies)	5,527	713
	Thales S.A. (Aerospace & defense)	10,642	980
	Total S.A. (Oil, gas & consumable fuels)	25,621	1,214
	Valeo S.A. (Auto components)	24,020	1,401
	Veolia Environnement S.A. (Multi-utilities)	33,857	780
			7,096
	Germany—4.7%
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	12,761	1,115
	Fresenius SE & Co. KGaA (Health care providers & services)	12,070	963
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	56,352	1,005
	MTU Aero Engines AG (Aerospace & defense)	4,246	429
			3,512
	Ireland—1.2%
	Ryanair Holdings plc—ADR (Airlines)	11,637	873
	Italy—0.7%
	Intesa Sanpaolo SpA (Banks)	255,441	566
	Netherlands—3.0%
*	NXP Semiconductors N.V. (Semiconductors & semiconductor equipment)†	7,885	805
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	29,277	729
*	Sensata Technologies Holding N.V. (Electrical equipment)†	18,362	712
			2,246
	Spain—1.0%
	Industria de Diseno Textil S.A. (Specialty retail)	20,986	778
	Sweden—4.9%
	Assa Abloy AB Class “B” (Building products)	42,286	859
	Atlas Copco AB Class “A” (Machinery)	25,972	782
	Boliden AB (Metals & mining)	29,436	692
	Swedbank AB Class “A” (Banks)	57,287	1,346
			3,679
	Switzerland—0.9%
	Straumann Holding AG (Health care equipment & supplies)	1,719	672

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—27.2%
Babcock International Group plc (Commercial services & supplies)	75,425	$1,012
Compass Group plc (Hotels, restaurants & leisure)	91,453	1,772
Diageo plc (Beverages)	58,161	1,666
Experian plc (Professional services)	60,585	1,212
GlaxoSmithKline plc (Pharmaceuticals)	75,228	1,602
ITV plc (Media)	410,741	997
Johnson Matthey plc (Chemicals)	25,145	1,074
Prudential plc (Insurance)	66,734	1,182
Reckitt Benckiser Group plc (Household products)	14,336	1,350
RELX plc (Professional services)	74,758	1,418
Rio Tinto plc (Metals & mining)	45,836	1,530
Schroders plc (Capital markets)	25,046	875
Travis Perkins plc (Trading companies & distributors)	33,999	680
UBM plc (Media)	56,578	524
Unilever N.V. (Personal products)	40,535	1,870
Whitbread plc (Hotels, restaurants & leisure)	9,681	491
WPP plc (Media)	48,215	1,134
		20,389
Japan—16.1%
Astellas Pharma, Inc. (Pharmaceuticals)	55,400	860
Daikin Industries, Ltd. (Building products)	7,318	675
Fuji Heavy Industries, Ltd. (Automobiles)	25,072	928
GLP J-Reit (Equity real estate investment trusts (REITs))	694	921
Hitachi Capital Corporation (Consumer finance)	32,100	674
Japan Exchange Group, Inc. (Capital markets)	49,800	769
Kao Corporation (Personal products)	23,589	1,324
Keyence Corporation (Electronic equipment, instruments & components)	1,305	945
Nihon M&A Center, Inc. (Capital markets)	13,140	404
Nippon Prologis REIT, Inc. (Equity real estate investment trusts (REITs))	408	1,030
Nitori Holdings Co., Ltd. (Specialty retail)	5,000	594
ORIX Corporation (Diversified financial services)	65,729	958
SCSK Corporation (IT services)	23,763	955
Suruga Bank, Ltd. (Banks)	42,600	1,012
		12,049
Canada—9.7%
Agrium, Inc. (Chemicals)†	9,202	835
Canadian Apartment Properties REIT (Equity real estate investment trusts (REITs))	11,026	257
Canadian National Railway Co. (Road & rail)†	16,673	1,090
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	29,575	946
Enerplus Corporation (Oil, gas & consumable fuels)	97,803	628
Intact Financial Corporation (Insurance)	5,397	390
Metro, Inc. (Food & staples retailing)	23,852	783
Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	11,734	329
Silver Wheaton Corporation (Metals & mining)†	25,236	682
The Toronto-Dominion Bank (Banks)†	30,728	1,364
		7,304
Emerging Asia—7.4%
India—1.3%
HDFC Bank, Ltd.—ADR (Banks)	14,140	1,017

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—7.4%—(continued)
Indonesia—0.8%
PT Bank Central Asia Tbk (Banks)	524,400	$631
Taiwan—3.9%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	8,000	965
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	143,000	504
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	46,962	1,436
		2,905
Thailand—1.4%
CP ALL PCL (Food & staples retailing)	578,900	1,027
Asia—3.0%
Australia—1.1%
Macquarie Group, Ltd. (Capital markets)	13,380	839
Hong Kong—1.9%
AIA Group, Ltd. (Insurance)	208,386	1,385
Emerging Latin America—2.0%
Mexico—0.9%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	386,400	678
Peru—1.1%
Credicorp, Ltd. (Banks)†	5,279	804
Total Common Stocks—96.7% (cost $63,679)		72,546
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $1,865, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$1,865	1,865
Total Repurchase Agreement—2.5% (cost $1,865)		1,865
Total Investments—99.2% (cost $65,544)		74,411
Cash and other assets, less liabilities—0.8%		597
Net assets—100.0%		$75,008

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.8%
Industrials	16.9%
Consumer Staples	13.1%
Consumer Discretionary	11.9%
Information Technology	10.6%
Health Care	9.7%
Materials	6.6%
Energy	5.3%
Real Estate	3.0%
Utilities	1.1%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	25.5%
Euro	24.8%
Japanese Yen	16.6%
U.S. Dollar	13.3%
Swedish Krona	5.1%
Canadian Dollar	4.6%
New Taiwan Dollar	2.0%
Hong Kong Dollar	1.9%
Thai Baht	1.4%
Australian Dollar	1.2%
All Other Currencies	3.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—31.3%
	Belgium—3.4%
	Anheuser-Busch InBev N.V. (Beverages)	2,580	$338
	UCB S.A. (Pharmaceuticals)	3,194	247
			585
	Denmark—0.9%
	Vestas Wind Systems A/S (Electrical equipment)	1,869	154
	Finland—1.2%
	Kone Oyj Class “B” (Machinery)	3,950	200
	France—9.4%
	AXA S.A. (Insurance)	10,373	221
	Cap Gemini S.A. (IT services)	2,451	240
	Essilor International S.A. (Health care equipment & supplies)	1,268	164
	Thales S.A. (Aerospace & defense)	2,441	225
	Total S.A. (Oil, gas & consumable fuels)	5,876	278
	Valeo S.A. (Auto components)	5,509	321
	Veolia Environnement S.A. (Multi-utilities)	7,765	179
			1,628

	Germany—4.7%
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	2,927	256
	Fresenius SE & Co. KGaA (Health care providers & services)	2,768	221
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	12,923	231
	MTU Aero Engines AG (Aerospace & defense)	974	98
			806
	Ireland—1.2%
	Ryanair Holdings plc—ADR (Airlines)	2,669	200
	Italy—0.7%
	Intesa Sanpaolo SpA (Banks)	58,581	130
	Netherlands—3.0%
*	NXP Semiconductors N.V. (Semiconductors & semiconductor equipment)†	1,809	185
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	6,714	167
*	Sensata Technologies Holding N.V. (Electrical equipment)†	4,211	163
			515
	Spain—1.0%
	Industria de Diseno Textil S.A. (Specialty retail)	4,813	178
	Sweden—4.9%
	Assa Abloy AB Class “B” (Building products)	9,698	197
	Atlas Copco AB Class “A” (Machinery)	5,956	179
	Boliden AB (Metals & mining)	6,751	159
	Swedbank AB Class “A” (Banks)	13,138	309
			844
	Switzerland—0.9%
	Straumann Holding AG (Health care equipment & supplies)	394	154

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—27.2%
Babcock International Group plc (Commercial services & supplies)	17,298	$232
Compass Group plc (Hotels, restaurants & leisure)	20,973	406
Diageo plc (Beverages)	13,342	382
Experian plc (Professional services)	13,894	278
GlaxoSmithKline plc (Pharmaceuticals)	17,252	367
ITV plc (Media)	94,197	229
Johnson Matthey plc (Chemicals)	5,767	246
Prudential plc (Insurance)	15,304	271
Reckitt Benckiser Group plc (Household products)	3,288	310
RELX plc (Professional services)	17,145	325
Rio Tinto plc (Metals & mining)	10,515	351
Schroders plc (Capital markets)	5,744	201
Travis Perkins plc (Trading companies & distributors)	7,797	156
UBM plc (Media)	12,975	120
Unilever N.V. (Personal products)	9,296	429
Whitbread plc (Hotels, restaurants & leisure)	2,220	113
WPP plc (Media)	11,057	260
		4,676
Japan—16.1%
Astellas Pharma, Inc. (Pharmaceuticals)	12,738	198
Daikin Industries, Ltd. (Building products)	1,706	157
Fuji Heavy Industries, Ltd. (Automobiles)	5,800	215
GLP J-Reit (Equity real estate investment trusts (REITs))	159	211
Hitachi Capital Corporation (Consumer finance)	7,400	156
Japan Exchange Group, Inc. (Capital markets)	11,400	176
Kao Corporation (Personal products)	5,400	303
Keyence Corporation (Electronic equipment, instruments & components)	300	217
Nihon M&A Center, Inc. (Capital markets)	3,000	92
Nippon Prologis REIT, Inc. (Equity real estate investment trusts (REITs))	94	237
Nitori Holdings Co., Ltd. (Specialty retail)	1,100	131
ORIX Corporation (Diversified financial services)	15,112	220
SCSK Corporation (IT services)	5,483	220
Suruga Bank, Ltd. (Banks)	9,800	233
		2,766
Canada—9.7%
Agrium, Inc. (Chemicals)†	2,110	191
Canadian Apartment Properties REIT (Equity real estate investment trusts (REITs))	2,529	59
Canadian National Railway Co. (Road & rail)†	3,824	250
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	6,783	217
Enerplus Corporation (Oil, gas & consumable fuels)	22,430	144
Intact Financial Corporation (Insurance)	1,238	89
Metro, Inc. (Food & staples retailing)	5,470	180
Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	2,691	76
Silver Wheaton Corporation (Metals & mining)†	5,787	156
The Toronto-Dominion Bank (Banks)†	7,047	313
		1,675
Emerging Asia—7.5%
India—1.3%
HDFC Bank, Ltd.—ADR (Banks)	3,243	233

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—7.5%—(continued)
Indonesia—0.8%
PT Bank Central Asia Tbk (Banks)	120,300	$145
Taiwan—4.0%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	2,000	241
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	33,000	116
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	10,770	330
		687
Thailand—1.4%
CP ALL PCL (Food & staples retailing)	132,700	235
Asia—3.0%
Australia—1.1%
Macquarie Group, Ltd. (Capital markets)	3,068	192
Hong Kong—1.9%
AIA Group, Ltd. (Insurance)	47,771	318
Emerging Latin America—2.0%
Mexico—0.9%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	88,600	156
Peru—1.1%
Credicorp, Ltd. (Banks)†	1,211	184
Total Common Stocks—96.8% (cost $14,913)		16,661
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $409, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$409	409
Total Repurchase Agreement—2.4% (cost $409)		409
Total Investments—99.2% (cost $15,322)		17,070
Cash and other assets, less liabilities—0.8%		136
Net assets—100.0%		$17,206

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	21.9%
Industrials	16.9%
Consumer Staples	13.1%
Consumer Discretionary	11.8%
Information Technology	10.7%
Health Care	9.6%
Materials	6.6%
Energy	5.3%
Real Estate	3.0%
Utilities	1.1%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	25.5%
Euro	24.7%
Japanese Yen	16.6%
U.S. Dollar	13.2%
Swedish Krona	5.1%
Canadian Dollar	4.6%
New Taiwan Dollar	2.1%
Hong Kong Dollar	1.9%
Thai Baht	1.4%
Australian Dollar	1.2%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—39.8%
	Belgium—0.2%
	Colruyt S.A. (Food & staples retailing)	131,251	$7,278
	Denmark—2.4%
	DSV A/S (Road & rail)	407,718	20,300
	ISS A/S (Commercial services & supplies)	327,080	13,576
	Pandora A/S (Textiles, apparel & luxury goods)	144,959	17,519
	Vestas Wind Systems A/S (Electrical equipment)	308,217	25,367
			76,762
	Finland—1.4%
	Huhtamaki Oyj (Containers & packaging)	188,801	8,793
	Kone Oyj Class “B” (Machinery)	715,911	36,327
			45,120
	France—11.6%
	Arkema S.A. (Chemicals)	58,852	5,448
	Atos SE (IT services)	177,120	19,085
	AXA S.A. (Insurance)	1,086,095	23,108
	bioMerieux (Health care equipment & supplies)	35,020	5,220
	BNP Paribas S.A. (Banks)	623,659	32,066
	Cap Gemini S.A. (IT services)	262,342	25,692
	Christian Dior SE (Textiles, apparel & luxury goods)	81,871	14,674
	Hermes International (Textiles, apparel & luxury goods)	27,334	11,123
	Ipsen S.A. (Pharmaceuticals)	76,688	5,383
*	Nexity S.A. (Real estate management & development)	88,827	4,689
	Orpea (Health care providers & services)	61,879	5,483
	Plastic Omnium S.A. (Auto components)	241,331	8,003
	Rubis SCA (Gas utilities)	61,349	5,623
	Schneider Electric S.A. (Electrical equipment)	605,589	42,219
	SEB S.A. (Household durables)	45,791	6,461
	Sodexo S.A. (Hotels, restaurants & leisure)	139,775	16,644
	Technicolor S.A. (Media)	597,347	4,077
	Thales S.A. (Aerospace & defense)	216,813	19,969
	Total S.A. (Oil, gas & consumable fuels)	786,940	37,279
	Unibail-Rodamco SE (Equity real estate investment trusts (REITs))	70,813	19,091
	Valeo S.A. (Auto components)	360,227	21,014
	Vinci S.A. (Construction & engineering)	625,601	47,873
			380,224
	Germany—4.1%
	Bechtle AG (IT services)	18,038	2,087
	Continental AG (Auto components)	131,104	27,563
	Deutsche Wohnen AG (Real estate management & development)	486,009	17,664
	Evonik Industries AG (Chemicals)	199,153	6,733
	Gerresheimer AG (Life sciences tools & services)	61,106	5,191
	KION Group AG (Machinery)	92,803	6,007
	MTU Aero Engines AG (Aerospace & defense)	63,664	6,440
	SAP SE (Software)	469,047	42,637
	TUI AG (Hotels, restaurants & leisure)	908,724	12,949
	Wirecard AG (IT services)	130,413	6,776
			134,047

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—39.8%—(continued)
	Ireland—2.8%
	CRH plc (Construction materials)	948,601	$31,718
	Greencore Group plc (Food products)	1,477,754	6,426
*	ICON plc (Life sciences tools & services)†	182,250	14,100
	Kingspan Group plc (Building products)	262,532	7,072
	Shire plc (Biotechnology)	509,076	32,979
			92,295
	Israel—0.6%
*	Check Point Software Technologies, Ltd. (Software)†	237,084	18,400
	Italy—1.3%
	Azimut Holding SpA (Capital markets)	200,142	2,945
	Banca Generali SpA (Capital markets)	404,138	7,754
	Brembo SpA (Auto components)	78,128	4,660
	Interpump Group SpA (Machinery)	435,421	7,420
	Intesa Sanpaolo SpA (Banks)	6,873,878	15,243
	Recordati SpA (Pharmaceuticals)	176,619	5,677
			43,699
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	14,733	6,692
*	RTL Group (Media)	52,144	4,331
			11,023
	Netherlands—3.8%
	GrandVision N.V.—144A (Specialty retail)	149,377	4,153
	Koninklijke Ahold Delhaize N.V. (Food & staples retailing)	1,073,571	24,470
*	NXP Semiconductors N.V. (Semiconductors & semiconductor equipment)†	332,735	33,942
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	1,493,332	37,191
	Wolters Kluwer N.V. (Professional services)	535,795	22,929
			122,685
	Norway—0.4%
	Gjensidige Forsikring ASA (Insurance)	650,499	12,140
	Portugal—0.4%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	700,962	12,154
	Spain—2.5%
	Aena S.A.—144A (Transportation infrastructure)	113,587	16,754
	Amadeus IT Group S.A. Class “A” (IT services)	503,955	25,175
	Bankinter S.A. (Banks)	1,898,354	13,503
	Industria de Diseno Textil S.A. (Specialty retail)	727,779	26,979
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	62,148	441
			82,852
	Sweden—4.3%
	Assa Abloy AB Class “B” (Building products)	1,284,604	26,100
	Axfood AB (Food & staples retailing)	265,774	4,690
	BillerudKorsnas AB (Containers & packaging)	263,655	4,665
	Boliden AB (Metals & mining)	433,060	10,177
	Fabege AB (Real estate management & development)	279,950	5,104

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—39.8%—(continued)
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	573,598	$25,047
	Hexpol AB (Chemicals)	504,862	4,525
	Hufvudstaden AB Class “A” (Real estate management & development)	292,253	5,062
	Husqvarna AB Class “B” (Household durables)	575,101	5,018
	Intrum Justitia AB (Commercial services & supplies)	216,522	6,984
	Swedbank AB Class “A” (Banks)	1,767,086	41,526
			138,898
	Switzerland—3.7%
*	Actelion, Ltd. (Biotechnology)	193,304	33,467
*	Cembra Money Bank AG (Consumer finance)	65,593	5,145
*	dorma+kaba Holding AG (Building products)	6,500	4,811
	Logitech International S.A. (Technology hardware, storage & peripherals)	477,668	10,719
*	Lonza Group AG (Life sciences tools & services)	126,797	24,224
*	Luxoft Holding, Inc. (IT services)†	68,566	3,624
	Partners Group Holding AG (Capital markets)	63,962	32,261
	Straumann Holding AG (Health care equipment & supplies)	16,822	6,575
			120,826
	Emerging Asia—17.6%
	China—7.7%
	China Everbright International, Ltd. (Commercial services & supplies)	3,514,000	4,177
	China Mobile, Ltd. (Wireless telecommunication services)	2,872,000	34,750
	China Overseas Land & Investment, Ltd. (Real estate management & development)	6,844,000	23,206
	ENN Energy Holdings, Ltd. (Gas utilities)	1,658,000	8,070
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	72,480,000	45,321
	NetEase, Inc.—ADR (Internet software & services)	152,920	36,820
	PICC Property & Casualty Co., Ltd. Class “H” (Insurance)	7,054,000	11,677
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	6,242,500	32,354
	Tencent Holdings, Ltd. (Internet software & services)	1,889,200	51,880
*	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	10,722,000	4,009
			252,264
	India—3.8%
	Axis Bank, Ltd. (Banks)	2,848,821	23,234
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	751,354	6,924
	Bharti Infratel, Ltd. (Diversified telecommunication services)	813,063	4,490
	Britannia Industries, Ltd. (Food products)	99,244	5,022
	Eicher Motors, Ltd. (Machinery)	15,801	5,908
	HDFC Bank, Ltd. (Banks)	830,298	15,900
	IndusInd Bank, Ltd. (Banks)	948,961	17,031
	Maruti Suzuki India, Ltd. (Automobiles)	133,141	10,979
	Motherson Sumi Systems, Ltd. (Auto components)	977,205	4,676
	Tata Consultancy Services, Ltd. (IT services)	118,718	4,337
	UPL, Ltd. (Chemicals)	551,939	5,596
	Voltas, Ltd. (Construction & engineering)	834,863	4,752
	Yes Bank, Ltd. (Banks)	722,487	13,633
			122,482
	Indonesia—0.8%
	PT Bank Central Asia Tbk (Banks)	22,901,200	27,549

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—17.6%—(continued)
	South Korea—3.4%
	Amorepacific Corporation (Personal products)	37,394	$13,208
	KT&G Corporation (Tobacco)	108,043	12,263
	NAVER Corporation (Internet software & services)	23,324	18,700
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	26,751	38,814
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	749,420	27,354
			110,339
	Taiwan—1.9%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	134,000	16,159
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,550,643	47,434
			63,593
	Japan—12.7%
	Ain Pharmaciez, Inc. (Food & staples retailing)	64,800	4,384
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	386,700	9,152
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	93,700	4,255
	Daifuku Co., Ltd. (Machinery)	307,126	5,567
	Daikin Industries, Ltd. (Building products)	495,500	45,692
	Daito Trust Construction Co., Ltd. (Real estate management & development)	54,000	8,614
	Fuji Electric Co., Ltd. (Electrical equipment)	1,068,000	4,845
	Fuji Heavy Industries, Ltd. (Automobiles)	971,000	35,956
	Fujitsu General, Ltd. (Household durables)	213,000	4,579
	Haseko Corporation (Household durables)	391,000	3,721
	Kao Corporation (Personal products)	538,000	30,193
	Keyence Corporation (Electronic equipment, instruments & components)	54,700	39,626
*	LINE Corporation—ADR (Software)	119,980	5,807
	M3, Inc. (Health care technology)	329,400	11,174
	Makita Corporation (Machinery)	155,200	10,958
	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,938,700	14,638
	Nihon M&A Center, Inc. (Capital markets)	145,400	4,467
	Nippon Prologis REIT, Inc. (Equity real estate investment trusts (REITs))	2,279	5,753
	Nissan Chemical Industries, Ltd. (Chemicals)	242,300	7,300
	Nitori Holdings Co., Ltd. (Specialty retail)	135,600	16,114
	Oracle Corporation Japan (Software)	76,300	4,281
	ORIX Corporation (Diversified financial services)	2,871,600	41,840
	Park24 Co., Ltd. (Commercial services & supplies)	262,000	8,475
	Pola Orbis Holdings, Inc. (Personal products)	92,000	8,174
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	71,100	5,034
	SCSK Corporation (IT services)	171,900	6,908
	Shionogi & Co., Ltd. (Pharmaceuticals)	513,800	26,104
	Taisei Corporation (Construction & engineering)	1,696,000	12,627
	Temp Holdings Co., Ltd. (Professional services)	324,200	5,643
	TIS, Inc. (IT services)	207,900	5,349
	Tsuruha Holdings, Inc. (Food & staples retailing)	91,700	10,526
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	131,600	5,405
			413,161
	United Kingdom—12.0%
	Admiral Group plc (Insurance)	383,608	10,188
	Babcock International Group plc (Commercial services & supplies)	559,527	7,506
	Berkeley Group Holdings plc (Household durables)	83,642	2,797

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—12.0%—(continued)
	BHP Billiton plc (Metals & mining)	1,503,358	$22,652
	British American Tobacco plc (Tobacco)	449,453	28,720
	Bunzl plc (Trading companies & distributors)	536,604	15,858
	Cineworld Group plc (Media)	587,627	4,417
	Compass Group plc (Hotels, restaurants & leisure)	1,349,295	26,146
	Croda International plc (Chemicals)	166,189	7,505
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	1,031,228	4,992
	Experian plc (Professional services)	1,616,593	32,352
	Halma plc (Electronic equipment, instruments & components)	622,061	8,458
	Hiscox, Ltd. (Insurance)	644,352	8,702
	Informa plc (Media)	1,317,283	12,157
	Intermediate Capital Group plc (Capital markets)	644,133	4,926
	Intertek Group plc (Professional services)	310,094	14,023
	Johnson Matthey plc (Chemicals)	410,913	17,544
	Jupiter Fund Management plc (Capital markets)	745,613	4,111
	Micro Focus International plc (Software)	389,676	11,102
	Moneysupermarket.com Group plc (Internet software & services)	964,804	3,753
	Reckitt Benckiser Group plc (Household products)	300,126	28,261
	Renishaw plc (Electronic equipment, instruments & components)	70,030	2,394
	Rio Tinto, Ltd. (Metals & mining)	1,234,671	48,769
	Spirax-Sarco Engineering plc (Machinery)	156,123	9,096
	The Sage Group plc (Software)	1,578,655	15,101
	UBM plc (Media)	963,815	8,920
	WH Smith plc (Specialty retail)	301,927	6,019
	WPP plc (Media)	1,130,594	26,583
			393,052
	Canada—6.9%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	236,010	11,438
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	821,901	28,914
	Canadian National Railway Co. (Road & rail)	395,437	25,849
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	782,608	25,018
*	CGI Group, Inc. Class “A” (IT services)	319,145	15,201
	Constellation Software, Inc. (Software)	13,921	6,275
	Dollarama, Inc. (Multiline retail)	246,653	19,257
	Enbridge, Inc. (Oil, gas & consumable fuels)	650,309	28,581
	Intact Financial Corporation (Insurance)	142,284	10,286
	Metro, Inc. (Food & staples retailing)	468,057	15,366
	The Toronto-Dominion Bank (Banks)	884,432	39,262
			225,447
	Asia—4.2%
	Australia—2.2%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	93,317	5,022
	JB Hi-Fi, Ltd. (Specialty retail)	306,035	6,785
	Macquarie Group, Ltd. (Capital markets)	794,010	49,795
	Vicinity Centres (Equity real estate investment trusts (REITs))	1,998,976	4,850
	Vocus Communications, Ltd. (Diversified telecommunication services)	729,593	3,479
			69,931
	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	8,554,200	56,852

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.2%—(continued)
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	$—
			56,852
	New Zealand—0.3%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	632,478	4,610
	Spark New Zealand, Ltd. (Diversified telecommunication services)	2,194,654	5,769
			10,379
	Emerging Europe, Mid-East, Africa—2.6%
	South Africa—1.9%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	370,418	8,368
	Bid Corporation, Ltd. (Food & staples retailing)	301,367	5,691
	Bidvest Group, Ltd. (Industrial conglomerates)	301,367	3,549
	Naspers, Ltd. (Media)	155,700	26,950
	RMB Holdings, Ltd. (Diversified financial services)	1,035,725	4,433
	Sanlam, Ltd. (Insurance)	1,602,155	7,449
	The Spar Group, Ltd. (Food & staples retailing)	484,300	6,784
			63,224
	Turkey—0.4%
	Turkiye Garanti Bankasi A.S. (Banks)	4,342,651	11,504
	United Arab Emirates—0.3%
	Dubai Islamic Bank PJSC (Banks)	6,526,829	9,631
	Emerging Latin America—2.6%
	Argentina—0.5%
	MercadoLibre, Inc. (Internet software & services)	83,895	15,518
	Brazil—1.1%
	BB Seguridade Participacoes S.A. (Insurance)	2,238,300	20,565
	BM&F BOVESPA S.A. (Capital markets)	1,362,600	7,043
*	BR Malls Participacoes S.A. (Real estate management & development)	1,102,300	4,169
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	386,300	4,573
			36,350
	Mexico—0.3%
	Arca Continental S.A.B. de C.V. (Beverages)	1,572,957	9,362
	Peru—0.7%
	Credicorp, Ltd. (Banks)†	145,588	22,161
	Total Common Stocks—98.4% (cost $2,812,168)		3,211,202
	Preferred Stock
	Germany—0.2%
	Sartorius AG (Health care equipment & supplies)	61,251	5,097
	Total Preferred Stock—0.2% (cost $4,965)		5,097

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Affiliated Fund
China—0.0%
William Blair China A-Share Fund, LLC§	10,158	$174
Total Affiliated Fund—0.0% (cost $102)		174
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $52,839, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$52,839	52,839
Total Repurchase Agreement—1.6% (cost $52,839)		52,839
Total Investments—100.2% (cost $2,870,074)		3,269,312
Liabilities, plus cash and other assets—(0.2)%		(5,474)
Net assets—100.0%		$3,263,838

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2016.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.01% of the Fund’s net assets at September 30, 2016.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2016, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund may redeem its investment weekly, but is subject to monthly repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended September 30, 2016

Security Name	Balance 12/31/2015	Purchases	Sales	Balance 09/30/2016	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	223,614	—	213,456	10,158	$174	$—	$1,574	$(1,620)

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.8%
Information Technology	18.9%
Industrials	16.4%
Consumer Discretionary	12.8%
Consumer Staples	7.6%
Health Care	6.5%
Materials	5.6%
Energy	4.2%
Real Estate	3.1%
Telecommunication Services	1.5%
Utilities	0.6%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.4%
Japanese Yen	12.7%
British Pound Sterling	11.9%
Hong Kong Dollar	8.5%
U.S. Dollar	7.1%
Canadian Dollar	6.1%
Swedish Krona	4.3%
Indian Rupee	3.8%
Australian Dollar	3.7%
Swiss Franc	3.6%
South Korean Won	3.4%
Danish Krone	2.4%
South African Rand	2.0%
Brazilian Real	1.1%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks
Europe, Mid-East—38.8%
Belgium—0.2%
Colruyt S.A. (Food & staples retailing)	86,005	$4,769
Denmark—2.3%
DSV A/S (Road & rail)	265,674	13,228
ISS A/S (Commercial services & supplies)	214,327	8,896
Pandora A/S (Textiles, apparel & luxury goods)	95,012	11,482
Vestas Wind Systems A/S (Electrical equipment)	201,091	16,551
		50,157
Finland—1.4%
Huhtamaki Oyj (Containers & packaging)	123,668	5,760
Kone Oyj Class “B” (Machinery)	469,117	23,804
		29,564
France—11.4%
Arkema S.A. (Chemicals)	38,259	3,541
Atos SE (IT services)	116,061	12,506
AXA S.A. (Insurance)	704,989	15,000
bioMerieux (Health care equipment & supplies)	22,829	3,403
BNP Paribas S.A. (Banks)	406,519	20,901
Cap Gemini S.A. (IT services)	171,906	16,835
Christian Dior SE (Textiles, apparel & luxury goods)	53,648	9,615
Hermes International (Textiles, apparel & luxury goods)	17,912	7,289
Ipsen S.A. (Pharmaceuticals)	50,252	3,528
Nexity S.A. (Real estate management & development)	58,205	3,072
Orpea (Health care providers & services)	40,548	3,593
Plastic Omnium S.A. (Auto components)	158,139	5,244
Rubis SCA (Gas utilities)	40,200	3,685
Schneider Electric S.A. (Electrical equipment)	394,860	27,528
SEB S.A. (Household durables)	30,005	4,234
Sodexo S.A. (Hotels, restaurants & leisure)	91,590	10,906
Technicolor S.A. (Media)	391,423	2,672
Thales S.A. (Aerospace & defense)	142,072	13,085
Total S.A. (Oil, gas & consumable fuels)	514,677	24,381
Unibail-Rodamco SE (Equity real estate investment trusts (REITs))	46,402	12,510
Valeo S.A. (Auto components)	237,711	13,867
Vinci S.A. (Construction & engineering)	409,939	31,370
		248,765
Germany—4.0%
Bechtle AG (IT services)	11,790	1,364
Continental AG (Auto components)	85,910	18,061
Deutsche Wohnen AG (Real estate management & development)	317,861	11,553
Evonik Industries AG (Chemicals)	130,500	4,412
Gerresheimer AG (Life sciences tools & services)	40,042	3,402
KION Group AG (Machinery)	60,770	3,934
MTU Aero Engines AG (Aerospace & defense)	41,521	4,200
SAP SE (Software)	305,121	27,736
TUI AG (Hotels, restaurants & leisure)	595,462	8,485
Wirecard AG (IT services)	85,033	4,418
		87,565

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—38.8%—(continued)
	Ireland—2.7%
	CRH plc (Construction materials)	612,757	$20,489
	Greencore Group plc (Food products)	963,781	4,191
*	ICON plc (Life sciences tools & services)†	119,297	9,230
	Kingspan Group plc (Building products)	172,029	4,634
	Shire plc (Biotechnology)	331,930	21,503
			60,047
	Israel—0.5%
*	Check Point Software Technologies, Ltd. (Software)†	154,623	12,000
	Italy—1.3%
	Azimut Holding SpA (Capital markets)	131,348	1,933
	Banca Generali SpA (Capital markets)	264,820	5,081
	Brembo SpA (Auto components)	51,194	3,054
	Interpump Group SpA (Machinery)	284,200	4,843
	Intesa Sanpaolo SpA (Banks)	4,480,594	9,936
	Recordati SpA (Pharmaceuticals)	115,735	3,719
			28,566
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	9,604	4,362
*	RTL Group (Media)	34,168	2,838
			7,200
	Netherlands—3.7%
	GrandVision N.V.—144A (Specialty retail)	97,882	2,721
	Koninklijke Ahold Delhaize N.V. (Food & staples retailing)	699,787	15,950
*	NXP Semiconductors N.V. (Semiconductors & semiconductor equipment)†	218,032	22,241
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	971,825	24,203
	Wolters Kluwer N.V. (Professional services)	348,751	14,925
			80,040
	Norway—0.4%
	Gjensidige Forsikring ASA (Insurance)	426,253	7,955
	Portugal—0.4%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	459,322	7,964
	Spain—2.5%
	Aena S.A.—144A (Transportation infrastructure)	74,061	10,924
	Amadeus IT Group S.A. Class “A” (IT services)	330,227	16,497
	Bankinter S.A. (Banks)	1,243,938	8,848
	Industria de Diseno Textil S.A. (Specialty retail)	476,892	17,679
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	40,629	288
			54,236
	Sweden—4.1%
	Assa Abloy AB Class “B” (Building products)	837,803	17,022
	Axfood AB (Food & staples retailing)	173,748	3,066
	BillerudKorsnas AB (Containers & packaging)	172,766	3,057
	Boliden AB (Metals & mining)	282,253	6,633
	Fabege AB (Real estate management & development)	183,400	3,344

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—38.8%—(continued)
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	374,277	$16,343
	Hexpol AB (Chemicals)	330,822	2,966
	Hufvudstaden AB Class “A” (Real estate management & development)	190,527	3,300
	Husqvarna AB Class “B” (Household durables)	374,921	3,271
	Intrum Justitia AB (Commercial services & supplies)	141,882	4,576
	Swedbank AB Class “A” (Banks)	1,152,187	27,076
			90,654
	Switzerland—3.6%
*	Actelion, Ltd. (Biotechnology)	126,667	21,930
*	Cembra Money Bank AG (Consumer finance)	42,980	3,371
*	dorma+kaba Holding AG (Building products)	4,259	3,152
	Logitech International S.A. (Technology hardware, storage & peripherals)	313,004	7,024
	Lonza Group AG (Life sciences tools & services)	83,087	15,873
*	Luxoft Holding, Inc. (IT services)†	44,929	2,375
	Partners Group Holding AG (Capital markets)	41,715	21,040
	Straumann Holding AG (Health care equipment & supplies)	11,024	4,309
			79,074
	Emerging Asia—17.2%
	China—7.5%
	China Everbright International, Ltd. (Commercial services & supplies)	2,289,000	2,721
	China Mobile, Ltd. (Wireless telecommunication services)	1,872,000	22,651
	China Overseas Land & Investment, Ltd. (Real estate management & development)	4,484,000	15,204
	ENN Energy Holdings, Ltd. (Gas utilities)	1,084,000	5,276
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	47,269,000	29,557
	NetEase, Inc.—ADR (Internet software & services)	99,773	24,023
	PICC Property & Casualty Co., Ltd. Class “H” (Insurance)	4,624,000	7,654
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	4,059,000	21,037
	Tencent Holdings, Ltd. (Internet software & services)	1,232,100	33,835
	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	6,944,000	2,596
			164,554
	India—3.7%
	Axis Bank, Ltd. (Banks)	1,857,143	15,146
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	492,342	4,538
	Bharti Infratel, Ltd. (Diversified telecommunication services)	530,051	2,927
	Britannia Industries, Ltd. (Food products)	64,685	3,273
	Eicher Motors, Ltd. (Machinery)	10,354	3,871
	HDFC Bank, Ltd. (Banks)	538,872	10,319
	IndusInd Bank, Ltd. (Banks)	619,848	11,125
	Maruti Suzuki India, Ltd. (Automobiles)	87,244	7,194
	Motherson Sumi Systems, Ltd. (Auto components)	637,059	3,049
	Tata Consultancy Services, Ltd. (IT services)	77,166	2,819
	UPL, Ltd. (Chemicals)	359,820	3,648
	Voltas, Ltd. (Construction & engineering)	544,224	3,098
	Yes Bank, Ltd. (Banks)	473,426	8,933
			79,940
	Indonesia—0.8%
	PT Bank Central Asia Tbk (Banks)	14,910,200	17,937

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—17.2%—(continued)
	South Korea—3.3%
	Amorepacific Corporation (Personal products)	24,382	$8,612
	KT&G Corporation (Tobacco)	70,446	7,995
	NAVER Corporation (Internet software & services)	15,178	12,169
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	17,437	25,300
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	488,640	17,836
			71,912
	Taiwan—1.9%
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	90,000	10,853
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,016,094	31,082
			41,935
	Japan—12.4%
	Ain Pharmaciez, Inc. (Food & staples retailing)	42,600	2,882
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	252,100	5,967
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	61,400	2,788
	Daifuku Co., Ltd. (Machinery)	201,300	3,649
	Daikin Industries, Ltd. (Building products)	323,000	29,785
	Daito Trust Construction Co., Ltd. (Real estate management & development)	35,400	5,647
	Fuji Electric Co., Ltd. (Electrical equipment)	696,000	3,157
	Fuji Heavy Industries, Ltd. (Automobiles)	633,000	23,440
	Fujitsu General, Ltd. (Household durables)	140,000	3,010
	Haseko Corporation (Household durables)	256,200	2,438
	Kao Corporation (Personal products)	350,900	19,693
	Keyence Corporation (Electronic equipment, instruments & components)	35,800	25,934
*	LINE Corporation—ADR (Software)	78,569	3,803
	M3, Inc. (Health care technology)	215,900	7,324
	Makita Corporation (Machinery)	101,700	7,181
	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,915,500	9,541
	Nihon M&A Center, Inc. (Capital markets)	95,400	2,931
	Nippon Prologis REIT, Inc. (Equity real estate investment trusts (REITs))	1,494	3,772
	Nissan Chemical Industries, Ltd. (Chemicals)	158,700	4,781
	Nitori Holdings Co., Ltd. (Specialty retail)	88,800	10,552
	Oracle Corporation Japan (Software)	49,800	2,794
	ORIX Corporation (Diversified financial services)	1,881,600	27,415
	Park24 Co., Ltd. (Commercial services & supplies)	170,900	5,528
	Pola Orbis Holdings, Inc. (Personal products)	60,400	5,367
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	46,600	3,299
	SCSK Corporation (IT services)	112,700	4,529
	Shionogi & Co., Ltd. (Pharmaceuticals)	336,700	17,106
	Taisei Corporation (Construction & engineering)	1,107,000	8,242
	Temp Holdings Co., Ltd. (Professional services)	212,500	3,699
	TIS, Inc. (IT services)	136,200	3,504
	Tsuruha Holdings, Inc. (Food & staples retailing)	60,200	6,910
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	86,200	3,540
			270,208
	United Kingdom—11.7%
	Admiral Group plc (Insurance)	251,368	6,676
	Babcock International Group plc (Commercial services & supplies)	366,643	4,919
	Berkeley Group Holdings plc (Household durables)	54,367	1,818

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—11.7%—(continued)
	BHP Billiton plc (Metals & mining)	976,829	$14,719
	British American Tobacco plc (Tobacco)	294,514	18,819
	Bunzl plc (Trading companies & distributors)	351,621	10,391
	Cineworld Group plc (Media)	385,055	2,895
	Compass Group plc (Hotels, restaurants & leisure)	877,992	17,013
	Croda International plc (Chemicals)	108,900	4,918
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	675,736	3,271
	Experian plc (Professional services)	1,059,307	21,199
	Halma plc (Electronic equipment, instruments & components)	407,619	5,542
	Hiscox, Ltd. (Insurance)	422,225	5,702
	Informa plc (Media)	863,178	7,966
	Intermediate Capital Group plc (Capital markets)	420,098	3,213
	Intertek Group plc (Professional services)	203,195	9,189
	Johnson Matthey plc (Chemicals)	269,261	11,496
	Jupiter Fund Management plc (Capital markets)	488,579	2,694
	Micro Focus International plc (Software)	255,345	7,275
	Moneysupermarket.com Group plc (Internet software & services)	632,209	2,459
	Reckitt Benckiser Group plc (Household products)	195,363	18,396
	Renishaw plc (Electronic equipment, instruments & components)	45,287	1,548
	Rio Tinto, Ltd. (Metals & mining)	804,715	31,786
	Spirax-Sarco Engineering plc (Machinery)	102,302	5,960
	The Sage Group plc (Software)	1,034,448	9,895
	UBM plc (Media)	631,560	5,845
	WH Smith plc (Specialty retail)	197,731	3,942
	WPP plc (Media)	737,361	17,337
			256,883
	Canada—6.7%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	154,651	7,495
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	538,568	18,947
	Canadian National Railway Co. (Road & rail)	257,800	16,852
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	512,821	16,394
*	CGI Group, Inc. Class “A” (IT services)	208,044	9,909
	Constellation Software, Inc. (Software)	9,121	4,112
	Dollarama, Inc. (Multiline retail)	161,624	12,619
	Enbridge, Inc. (Oil, gas & consumable fuels)	423,837	18,627
	Intact Financial Corporation (Insurance)	93,234	6,740
	Metro, Inc. (Food & staples retailing)	305,263	10,021
	The Toronto-Dominion Bank (Banks)	576,817	25,606
			147,322
	Asia—4.1%
	Australia—2.1%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	61,148	3,291
	JB Hi-Fi, Ltd. (Specialty retail)	198,923	4,410
	Macquarie Group, Ltd. (Capital markets)	517,715	32,467
	Vicinity Centres (Equity real estate investment trusts (REITs))	1,309,872	3,178
	Vocus Communications, Ltd. (Diversified telecommunication services)	479,191	2,285
			45,631
	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	5,569,263	37,014

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.1%—(continued)
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	$—
			37,014
	New Zealand—0.3%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	414,445	3,021
	Spark New Zealand, Ltd. (Diversified telecommunication services)	1,435,326	3,773
			6,794
	Emerging Europe, Mid-East, Africa—2.5%
	South Africa—1.9%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	242,966	5,489
	Bid Corporation, Ltd. (Food & staples retailing)	197,477	3,730
	Bidvest Group, Ltd. (Industrial conglomerates)	197,477	2,325
	Naspers, Ltd. (Media)	102,027	17,660
	RMB Holdings, Ltd. (Diversified financial services)	675,327	2,890
	Sanlam, Ltd. (Insurance)	1,049,847	4,881
	The Spar Group, Ltd. (Food & staples retailing)	317,400	4,446
			41,421
	Turkey—0.3%
	Turkiye Garanti Bankasi A.S. (Banks)	2,818,431	7,466
	United Arab Emirates—0.3%
	Dubai Islamic Bank PJSC (Banks)	4,324,117	6,381
	Emerging Latin America—2.5%
	Argentina—0.4%
	MercadoLibre, Inc. (Internet software & services)	54,680	10,114
	Brazil—1.1%
	BB Seguridade Participacoes S.A. (Insurance)	1,463,900	13,450
	BM&F BOVESPA S.A. (Capital markets)	890,700	4,604
*	BR Malls Participacoes S.A. (Real estate management & development)	718,400	2,717
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	251,300	2,975
			23,746
	Mexico—0.3%
	Arca Continental S.A.B. de C.V. (Beverages)	1,030,715	6,134
	Peru—0.7%
	Credicorp, Ltd. (Banks)†	95,399	14,522
	Total Common Stocks—95.9% (cost $1,850,485)		2,098,470
	Preferred Stock
	Germany—0.2%
	Sartorius AG (Health care equipment & supplies)	39,964	3,326
	Total Preferred Stock—0.2% (cost $3,241)		3,326

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Affiliated Fund
China—0.0%
William Blair China A-Share Fund, LLC§	6,312	$108
Total Affiliated Fund—0.0% (cost $63)		108
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $48,255, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$48,255	48,255
Total Repurchase Agreement—2.2% (cost $48,255)		48,255
Total Investments—98.3% (cost $1,902,044)		2,150,159
Cash and other assets, less liabilities—1.7%		37,531
Net assets—100.0%		$2,187,690

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2016.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.00% of the Fund’s net assets at September 30, 2016.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2016, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund may redeem its investment weekly, but is subject to monthly repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended September 30, 2016

Security Name	Balance 12/31/2015	Purchases	Sales	Balance 09/30/2016	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	138,952	—	132,640	6,312	$108	$—	$978	$(1,006)

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.8%
Information Technology	18.9%
Industrials	16.4%
Consumer Discretionary	12.8%
Consumer Staples	7.6%
Health Care	6.5%
Materials	5.6%
Energy	4.2%
Real Estate	3.1%
Telecommunication Services	1.5%
Utilities	0.6%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.4%
Japanese Yen	12.7%
British Pound Sterling	11.9%
Hong Kong Dollar	8.4%
U.S. Dollar	7.1%
Canadian Dollar	6.1%
Swedish Krona	4.3%
Indian Rupee	3.8%
Australian Dollar	3.7%
Swiss Franc	3.7%
South Korean Won	3.4%
Danish Krone	2.4%
South African Rand	2.0%
Brazilian Real	1.1%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—35.0%
	Denmark—1.3%
	Royal Unibrew A/S (Beverages)	154,518	$7,623
	Finland—1.7%
	Huhtamaki Oyj (Containers & packaging)	112,111	5,221
	Tieto Oyj (IT services)	139,128	4,392
			9,613
	France—8.6%
	Alten S.A. (IT services)	91,455	6,394
	Ipsen S.A. (Pharmaceuticals)	77,234	5,422
	Metropole Television S.A. (Media)	271,894	4,905
	Nexity S.A. (Real estate management & development)	62,764	3,313
	Orpea (Health care providers & services)	48,144	4,266
	Rubis SCA (Gas utilities)	66,070	6,056
	Sartorius Stedim Biotech (Health care equipment & supplies)	39,003	2,928
	SEB S.A. (Household durables)	34,485	4,866
	Technicolor S.A. (Media)	554,868	3,787
	Teleperformance (Professional services)	64,300	6,857
			48,794
	Germany—4.9%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	138,999	8,772
	CTS Eventim AG & Co KGaA (Media)	123,906	4,411
	Gerresheimer AG (Life sciences tools & services)	54,569	4,636
	KION Group AG (Machinery)	63,283	4,096
	Norma Group SE (Machinery)	118,979	6,122
			28,037
	Ireland—1.9%
*	ICON plc (Life sciences tools & services)†	78,379	6,064
	Kingspan Group plc (Building products)	170,392	4,590
			10,654
	Israel—1.5%
	Elbit Systems, Ltd. (Aerospace & defense)	60,692	5,800
	Frutarom Industries, Ltd. (Chemicals)	52,834	2,782
			8,582
	Italy—5.2%
	Banca IFIS SpA (Diversified financial services)	126,593	2,854
	Brembo SpA (Auto components)	119,116	7,105
	Cerved Information Solutions SpA (Diversified financial services)	686,809	5,810
	DiaSorin SpA (Health care equipment & supplies)	52,296	3,360
	Industria Macchine Automatiche SpA (Machinery)	86,646	5,753
	Recordati SpA (Pharmaceuticals)	142,319	4,574
			29,456
	Luxembourg—0.9%
	Grand City Properties S.A. (Real estate management & development)	157,333	3,075
*	Stabilus S.A. (Machinery)	32,665	1,839
			4,914

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—35.0%—(continued)
	Spain—1.4%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	232,982	$2,554
	Cia de Distribucion Integral Logista Holdings S.A. (Air freight & logistics)	229,838	5,128
			7,682
	Sweden—5.7%
	Bilia AB Class “A” (Specialty retail)	110,028	2,712
	BillerudKorsnas AB (Containers & packaging)	242,353	4,288
	Boliden AB (Metals & mining)	276,417	6,496
	Indutrade AB (Trading companies & distributors)	219,411	4,706
	Intrum Justitia AB (Commercial services & supplies)	178,791	5,767
	Loomis AB Class “B” (Commercial services & supplies)	108,194	3,342
	NetEnt AB (Internet software & services)	580,480	5,312
			32,623
	Switzerland—1.9%
	Cembra Money Bank AG (Consumer finance)	60,805	4,769
*	Luxoft Holding, Inc. (IT services)†	38,875	2,055
	Straumann Holding AG (Health care equipment & supplies)	9,831	3,843
			10,667
	Japan—17.9%
	ABC-Mart, Inc. (Specialty retail)	73,600	4,979
	Daifuku Co., Ltd. (Machinery)	226,400	4,104
	Daiichikosho Co., Ltd. (Media)	71,500	2,901
	GLP J-Reit (Equity real estate investment trusts (REITs))	6,961	9,240
	Haseko Corporation (Household durables)	467,000	4,444
	Hoshizaki Corp. (Machinery)	45,100	4,083
	Kose Corporation (Personal products)	36,600	3,710
	Meitec Corporation (Professional services)	86,300	3,017
	Nihon M&A Center, Inc. (Capital markets)	136,600	4,196
	Nissan Chemical Industries, Ltd. (Chemicals)	292,200	8,803
	Oracle Corporation Japan (Software)	65,100	3,653
	Park24 Co., Ltd. (Commercial services & supplies)	114,500	3,704
	Pola Orbis Holdings, Inc. (Personal products)	47,300	4,203
	Relo Group, Inc. (Real estate management & development)	27,400	4,531
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	60,600	4,291
	Start Today Co., Ltd. (Internet & direct marketing retail)	278,400	4,750
	Suruga Bank, Ltd. (Banks)	279,300	6,635
	Temp Holdings Co., Ltd. (Professional services)	269,000	4,682
	TIS, Inc. (IT services)	208,700	5,369
	Tsuruha Holdings, Inc. (Food & staples retailing)	45,900	5,269
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	123,400	5,068
			101,632
	United Kingdom—13.7%
	Abcam plc (Biotechnology)	268,643	2,925
	Beazley plc (Insurance)	1,244,598	6,245
	Berendsen plc (Commercial services & supplies)	257,312	4,149
	Big Yellow Group plc (Equity real estate investment trusts (REITs))	288,286	2,915
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	883,498	4,277
	Halfords Group plc (Specialty retail)	528,072	2,400
	Halma plc (Electronic equipment, instruments & components)	509,443	6,927

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—13.7%—(continued)
	IG Group Holdings plc (Capital markets)	323,965	$3,657
	Inchcape plc (Distributors)	453,772	3,873
	Intermediate Capital Group plc (Capital markets)	448,178	3,427
	Jupiter Fund Management plc (Capital markets)	681,974	3,760
	Micro Focus International plc (Software)	237,681	6,771
	Rentokil Initial plc (Commercial services & supplies)	2,453,219	7,069
	Rightmove plc (Internet software & services)	48,566	2,658
	Spirax-Sarco Engineering plc (Machinery)	51,874	3,022
	SSP Group plc (Hotels, restaurants & leisure)	1,077,500	4,468
	Ted Baker plc (Textiles, apparel & luxury goods)	85,980	2,746
	The UNITE Group plc (Real estate management & development)	339,802	2,794
	Ultra Electronics Holdings plc (Aerospace & defense)	159,024	3,654
			77,737
	Emerging Asia—9.8%
	China—2.7%
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	2,552,000	2,892
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	101,846	4,592
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	184,802	4,097
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	10,288,000	3,582
			15,163
	India—3.1%
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	456,116	5,665
	Motherson Sumi Systems, Ltd. (Auto components)	580,555	2,778
	UPL, Ltd. (Chemicals)	406,610	4,122
	Yes Bank, Ltd. (Banks)	268,865	5,073
			17,638
	Indonesia—0.5%
	PT Bank Negara Indonesia Persero Tbk (Banks)	7,232,800	3,076
	South Korea—1.9%
	BGF retail Co., Ltd. (Food & staples retailing)	26,322	4,613
	Kangwon Land, Inc. (Hotels, restaurants & leisure)	95,790	3,418
	S-1 Corporation (Commercial services & supplies)	29,713	2,738
			10,769
	Taiwan—1.0%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	312,000	2,678
	E.Sun Financial Holding Co., Ltd. (Banks)	5,416,345	3,084
			5,762
	Thailand—0.6%
	Minor International PCL (Hotels, restaurants & leisure)	3,014,000	3,392
	Asia—9.0%
	Australia—6.3%
	Challenger, Ltd. (Diversified financial services)	529,685	4,123
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	53,836	2,897

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Asia—9.0%—(continued)
DuluxGroup, Ltd. (Chemicals)	1,177,980	$5,950
JB Hi-Fi, Ltd. (Specialty retail)	283,883	6,294
Magellan Financial Group, Ltd. (Capital markets)	256,494	4,256
Orora, Ltd. (Containers & packaging)	2,352,529	5,672
The Star Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,382,727	6,371
		35,563
Hong Kong—0.7%
Man Wah Holdings, Ltd. (Household durables)	5,710,400	3,659
New Zealand—1.0%
Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	424,324	3,093
Ryman Healthcare, Ltd. (Health care providers & services)	391,177	2,743
		5,836
Singapore—1.0%
SATS, Ltd. (Transportation infrastructure)	1,580,000	5,770
Emerging Latin America—5.9%
Brazil—1.8%
CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	385,000	2,847
EDP - Energias do Brasil S.A. (Electric utilities)	466,400	2,062
Localiza Rent a Car S.A. (Road & rail)	415,400	5,066
		9,975
Mexico—4.1%
Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	855,730	2,896
Gentera S.A.B. de C.V. (Consumer finance)	3,705,200	6,694
Gruma S.A.B. de C.V. Class “B” (Food products)	186,900	2,452
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	869,400	5,125
Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	26,748	3,916
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	224,900	2,421
		23,504
Emerging Europe, Mid-East, Africa—3.8%
Hungary—0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	129,493	2,631
South Africa—2.4%
AVI, Ltd. (Food products)	451,591	3,092
Bidvest Group, Ltd. (Industrial conglomerates)	271,228	3,194
Clicks Group, Ltd. (Food & staples retailing)	537,373	4,978
RMB Holdings, Ltd. (Diversified financial services)	597,825	2,558
		13,822
Turkey—0.9%
Arcelik A.S. (Household durables)	406,061	2,858
Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	5,385,452	2,387
		5,245
Canada—3.6%
Canadian Energy Services & Technology Corporation (Energy equipment & services)	806,227	3,189

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Canada—3.6%—(continued)
	Linamar Corporation (Auto components)	69,176	$2,889
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	140,502	3,943
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	686,898	5,634
	Whitecap Resources, Inc. (Oil, gas & consumable fuels)	599,989	5,012
			20,667
	Total Common Stocks—98.7% (cost $478,504)		560,486
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $7,964, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$7,964	7,964
	Total Repurchase Agreement—1.4% (cost $7,964)		7,964
	Total Investments—100.1% (cost $486,468)		568,450
	Liabilities, plus cash and other assets—(0.1)%		(707)
	Net assets—100.0%		$567,743

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	21.9%
Consumer Discretionary	19.6%
Financials	16.4%
Health Care	9.1%
Information Technology	9.0%
Materials	7.7%
Consumer Staples	6.4%
Real Estate	4.6%
Energy	3.2%
Utilities	2.1%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.7%
Japanese Yen	18.1%
British Pound Sterling	13.9%
Australian Dollar	6.4%
Swedish Krona	5.8%
U.S. Dollar	3.7%
Canadian Dollar	3.7%
Mexican Peso	3.5%
Indian Rupee	3.2%
South African Rand	2.5%
South Korean Won	1.9%
Hong Kong Dollar	1.8%
Brazilian Real	1.8%
Swiss Franc	1.5%
Israeli Shekel	1.5%
Danish Krone	1.4%
New Zealand Dollar	1.0%
Singapore Dollar	1.0%
New Taiwan Dollar	1.0%
All Other Currencies	2.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—73.1%
	China—25.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	115,266	$12,194
	China Mobile, Ltd. (Wireless telecommunication services)	802,000	9,704
	China Overseas Land & Investment, Ltd. (Real estate management & development)	954,000	3,235
	CNOOC, Ltd. (Oil, gas & consumable fuels)	5,509,000	6,833
	Dali Foods Group Co., Ltd.—144A (Food products)	3,084,500	1,626
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	18,061,000	11,293
	NetEase, Inc.—ADR (Internet software & services)	31,684	7,629
*	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	35,983	1,668
	PICC Property & Casualty Co., Ltd. Class “H” (Insurance)	1,968,000	3,258
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,593,500	8,259
*	TAL Education Group—ADR (Diversified consumer services)	46,972	3,328
	Tencent Holdings, Ltd. (Internet software & services)	645,400	17,723
			86,750
	India—16.7%
	Asian Paints, Ltd. (Chemicals)	305,591	5,324
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	607,678	5,600
	HDFC Bank, Ltd. (Banks)	177,787	3,405
	HDFC Bank, Ltd.—ADR (Banks)	85,547	6,150
	Hero MotoCorp, Ltd. (Automobiles)	130,977	6,720
	Hindustan Unilever, Ltd. (Household products)	239,425	3,131
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	235,715	4,939
	ITC, Ltd. (Tobacco)	1,352,540	4,922
	Maruti Suzuki India, Ltd. (Automobiles)	60,773	5,011
	Tata Motors, Ltd. (Automobiles)	717,288	5,759
	Zee Entertainment Enterprises, Ltd. (Media)	681,624	5,585
			56,546
	Indonesia—5.4%
	PT Astra International Tbk (Automobiles)	8,226,500	5,200
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,957,300	3,699
	PT Kalbe Farma Tbk (Pharmaceuticals)	18,229,200	2,395
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	10,797,100	3,566
	PT Unilever Indonesia Tbk (Household products)	965,500	3,296
			18,156
	Malaysia—1.4%
	Public Bank Bhd (Banks)	994,600	4,767
	Philippines—1.2%
	SM Prime Holdings, Inc. (Real estate management & development)	3,228,400	1,874
	Universal Robina Corporation (Food products)	571,850	2,099
			3,973
	South Korea—11.4%
	Amorepacific Corporation (Personal products)	9,592	3,388
	Hankook Tire Co., Ltd. (Auto components)	66,591	3,592
	KT&G Corporation (Tobacco)	31,775	3,606
	LG Household & Health Care, Ltd. (Personal products)	3,821	3,313
	NAVER Corporation (Internet software & services)	11,373	9,118
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	7,182	10,421

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—73.1%—(continued)
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	142,700	$5,209
			38,647
	Taiwan—7.7%
	Chunghwa Telecom Co., Ltd. (Diversified telecommunication services)	917,000	3,233
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	44,000	5,306
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	461,148	14,106
	Uni-President Enterprises Corporation (Food products)	1,758,000	3,298
			25,943
	Thailand—3.6%
	Airports of Thailand PCL (Transportation infrastructure)	415,600	4,786
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	3,349,400	2,107
	CP ALL PCL (Food & staples retailing)	2,123,400	3,769
	Thai Beverage PCL (Beverages)	2,187,000	1,555
			12,217
	Emerging Latin America—11.8%
	Brazil—6.8%
	AMBEV S.A.—ADR (Beverages)	817,555	4,979
	BB Seguridade Participacoes S.A. (Insurance)	317,200	2,914
	BM&F BOVESPA S.A. (Capital markets)	556,000	2,874
	Cielo S.A. (IT services)	296,840	2,967
	Kroton Educacional S.A. (Diversified consumer services)	397,800	1,809
	Lojas Renner S.A. (Multiline retail)	369,020	2,777
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	217,300	4,748
			23,068
	Mexico—3.6%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	18,555	1,708
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,131,100	5,938
	Kimberly-Clark de Mexico S.A.B. de C.V. Class “A” (Household products)	433,312	980
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,554,000	3,402
			12,028
	Peru—1.4%
	Credicorp, Ltd. (Banks)†	30,940	4,710
	Emerging Europe, Mid-East, Africa—10.5%
	Hungary—0.7%
	OTP Bank plc (Banks)	93,977	2,468
	Russia—0.7%
*	Yandex N.V. Class “A” (Internet software & services)†	116,743	2,457
	South Africa—7.7%
	Bid Corporation, Ltd. (Food & staples retailing)	221,876	4,190
	Bidvest Group, Ltd. (Industrial conglomerates)	228,479	2,690
	FirstRand, Ltd. (Diversified financial services)	1,123,089	3,888
	Naspers, Ltd. (Media)	68,795	11,908

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—10.5%—(continued)
Steinhoff International Holdings N.V. (Household durables)	568,516	$3,254
		25,930
Turkey—1.4%
BIM Birlesik Magazalar A.S. (Food & staples retailing)	93,845	1,565
KOC Holding A.S. (Industrial conglomerates)	691,413	2,970
		4,535
Total Common Stocks—95.4% (cost $290,680)		322,195
Preferred Stock
Brazil—2.5%
Itau Unibanco Holding S.A. (Banks)	761,500	8,317
Total Preferred Stock—2.5% (cost $7,516)		8,317
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $6,058, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$6,058	6,058
Total Repurchase Agreement—1.8% (cost $6,058)		6,058
Total Investments—99.7% (cost $304,254)		336,570
Cash and other assets, less liabilities—0.3%		1,078
Net assets—100.0%		$337,648

ADR = American Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	26.3%
Financials	23.3%
Consumer Discretionary	17.1%
Consumer Staples	15.4%
Energy	5.2%
Telecommunication Services	5.0%
Industrials	3.2%
Materials	1.6%
Real Estate	1.5%
Health Care	1.4%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	18.7%
U.S. Dollar	17.8%
Indian Rupee	15.3%
South Korean Won	11.7%
Brazilian Real	8.0%
South African Rand	7.9%
Indonesian Rupiah	5.5%
New Taiwan Dollar	3.6%
Thai Baht	3.2%
Mexican Peso	3.1%
Malaysian Ringgit	1.4%
Turkish Lira	1.4%
Philippine Peso	1.2%
All Other Currencies	1.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—68.5%
	China—21.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	413,592	$43,754
*	Baidu, Inc.—ADR (Internet software & services)	71,909	13,093
	China Mobile, Ltd. (Wireless telecommunication services)	1,707,500	20,660
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,734,000	5,880
	CNOOC, Ltd. (Oil, gas & consumable fuels)	26,780,000	33,214
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	171,248	7,975
	Geely Automobile Holdings, Ltd. (Automobiles)	6,740,000	6,013
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	15,449,932	5,378
	Minth Group, Ltd. (Auto components)	980,000	3,443
	NetEase, Inc.—ADR (Internet software & services)	89,907	21,648
*	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	86,871	4,027
	PICC Property & Casualty Co., Ltd. Class “H” (Insurance)	6,288,000	10,409
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	3,510,000	18,192
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	894,000	4,414
*	TAL Education Group—ADR (Diversified consumer services)	86,370	6,119
	Tencent Holdings, Ltd. (Internet software & services)	2,106,060	57,835
	Travelsky Technology, Ltd. Class “H” (IT services)	1,830,000	4,341
			266,395
	India—16.1%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	148,399	2,931
	Asian Paints, Ltd. (Chemicals)	552,070	9,618
	Bajaj Finance, Ltd. (Consumer finance)	243,670	3,898
*	Bharat Financial Inclusion, Ltd. (Consumer finance)	334,798	4,433
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	488,385	4,501
	Bosch, Ltd. (Auto components)	11,276	3,858
	Britannia Industries, Ltd. (Food products)	63,371	3,207
	Castrol India, Ltd. (Chemicals)	217,818	1,557
	Dabur India, Ltd. (Personal products)	666,289	2,717
	Eicher Motors, Ltd. (Machinery)	14,691	5,493
	Godrej Consumer Products, Ltd. (Personal products)	150,648	3,565
	Havells India, Ltd. (Electrical equipment)	777,067	4,888
	HDFC Bank, Ltd. (Banks)	1,237,631	23,700
	Hero MotoCorp, Ltd. (Automobiles)	184,421	9,462
	Hindustan Unilever, Ltd. (Household products)	660,950	8,643
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	650,569	13,630
	IndusInd Bank, Ltd. (Banks)	905,841	16,258
	ITC, Ltd. (Tobacco)	2,389,827	8,697
	Maruti Suzuki India, Ltd. (Automobiles)	116,686	9,622
	Motherson Sumi Systems, Ltd. (Auto components)	913,946	4,373
	Pidilite Industries, Ltd. (Chemicals)	286,904	2,939
	Shree Cement, Ltd. (Construction materials)	6,502	1,665
	Tata Motors, Ltd. (Automobiles)	3,280,200	26,338
	UPL, Ltd. (Chemicals)	518,704	5,259
	Yes Bank, Ltd. (Banks)	556,624	10,503
	Zee Entertainment Enterprises, Ltd. (Media)	831,683	6,815
			198,570

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.5%—(continued)
	Indonesia—4.9%
	PT Astra International Tbk (Automobiles)	13,723,100	$8,675
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	13,687,921	12,795
	PT Gudang Garam Tbk (Tobacco)	848,400	4,030
	PT Indofood CBP Sukses Makmur Tbk (Food products)	4,494,000	3,263
	PT Kalbe Farma Tbk (Pharmaceuticals)	32,447,115	4,264
	PT Matahari Department Store Tbk (Multiline retail)	3,911,000	5,536
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	33,479,800	11,056
	PT Unilever Indonesia Tbk (Household products)	1,748,200	5,968
	PT United Tractors Tbk (Oil, gas & consumable fuels)	3,032,400	4,113
			59,700
	Malaysia—1.2%
	Public Bank Bhd (Banks)	3,089,900	14,809
	Papua New Guinea—0.5%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,053,481	5,717
	Philippines—3.7%
	Ayala Land, Inc. (Real estate management & development)	11,039,800	8,935
	BDO Unibank, Inc. (Banks)	3,739,370	8,466
	GT Capital Holdings, Inc. (Diversified financial services)	109,775	3,260
	International Container Terminal Services, Inc. (Transportation infrastructure)	2,114,170	3,357
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	764,080	3,892
	Metro Pacific Investments Corporation (Diversified financial services)	22,402,100	3,280
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	1,567,200	2,425
	Security Bank Corporation (Banks)	641,300	3,195
	SM Investments Corporation (Industrial conglomerates)	400,065	5,556
	Universal Robina Corporation (Food products)	747,280	2,743
			45,109
	South Korea—8.6%
	Amorepacific Corporation (Personal products)	15,829	5,591
	Halla Visteon Climate Control Corporation (Auto components)	398,982	4,492
	Hankook Tire Co., Ltd. (Auto components)	110,660	5,968
	KT&G Corporation (Tobacco)	55,402	6,288
	LG Household & Health Care, Ltd. (Personal products)	10,435	9,048
*	Loen Entertainment, Inc. (Media)	37,567	2,661
	Mando Corporation (Auto components)	12,839	2,880
	Medy-Tox, Inc. (Biotechnology)	10,029	4,102
	NAVER Corporation (Internet software & services)	28,023	22,467
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	29,463	42,749
			106,246
	Taiwan—7.4%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	393,145	3,374
	Cub Elecparts, Inc. (Auto components)	227,168	2,493
	E.Sun Financial Holding Co., Ltd. (Banks)	8,739,860	4,977
	Ennoconn Corporation (Technology hardware, storage & peripherals)	244,000	4,071
	Hota Industrial Manufacturing Co., Ltd. (Auto components)	569,000	2,768
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	81,000	9,768
	Nien Made Enterprise Co., Ltd. (Household durables)	379,000	4,879
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	163,000	3,791

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.5%—(continued)
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	2,575,000	$14,992
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,126,555	34,461
	Uni-President Enterprises Corporation (Food products)	3,198,000	5,999
			91,573
	Thailand—4.4%
	Airports of Thailand PCL (Transportation infrastructure)	1,054,400	12,142
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	8,052,800	5,066
	Central Pattana PCL (Real estate management & development)	5,974,200	10,043
	CP ALL PCL (Food & staples retailing)	7,120,400	12,638
	Home Product Center PCL (Specialty retail)	14,688,100	4,239
	Minor International PCL (Hotels, restaurants & leisure)	3,592,900	4,044
	Thai Beverage PCL (Beverages)	7,941,500	5,649
			53,821
	Emerging Europe, Mid-East, Africa—14.8%
	Hungary—0.7%
	OTP Bank plc (Banks)	211,444	5,552
	Richter Gedeon Nyrt (Pharmaceuticals)	126,362	2,567
			8,119
	Poland—0.2%
	Eurocash S.A. (Food & staples retailing)	244,864	2,722
	Qatar—0.4%
	Qatar National Bank S.A.Q. (Banks)	109,444	4,688
	Russia—1.5%
	Magnit PJSC—GDR (Food & staples retailing)	205,644	8,573
*	Yandex N.V. Class “A” (Internet software & services)†	468,343	9,859
			18,432
	South Africa—6.9%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	184,665	4,172
	Bid Corporation, Ltd. (Food & staples retailing)	444,572	8,396
	Bidvest Group, Ltd. (Industrial conglomerates)	356,184	4,194
	Capitec Bank Holdings, Ltd. (Banks)	101,209	4,738
	Discovery, Ltd. (Insurance)	393,480	3,240
	FirstRand, Ltd. (Diversified financial services)	3,569,833	12,357
	Naspers, Ltd. (Media)	228,249	39,507
	Steinhoff International Holdings N.V. (Household durables)	1,381,828	7,910
			84,514
	Turkey—2.1%
	Arcelik A.S. (Household durables)	841,142	5,919
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	217,407	3,626
	KOC Holding A.S. (Industrial conglomerates)	2,119,990	9,106
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	540,415	3,944
	Ulker Biskuvi Sanayi A.S. (Food products)	417,901	2,977
			25,572

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—14.8%—(continued)
United Arab Emirates—3.0%
DP World, Ltd. (Transportation infrastructure)†	275,520	$5,221
Dubai Islamic Bank PJSC (Banks)	2,895,090	4,272
Emaar Malls PJSC (Real estate management & development)	3,540,126	2,622
Emaar Properties PJSC (Real estate management & development)	6,767,897	13,082
Emirates Telecommunications Group Co. PJSC (Diversified telecommunication services)	1,434,276	7,810
First Gulf Bank PJSC (Banks)	1,326,717	4,262
		37,269
Emerging Latin America—14.7%
Argentina—0.8%
Banco Macro S.A.—ADR (Banks)	55,944	4,378
MercadoLibre, Inc. (Internet software & services)†	32,743	6,056
		10,434
Brazil—6.8%
AMBEV S.A.—ADR (Beverages)	3,802,175	23,155
BB Seguridade Participacoes S.A. (Insurance)	1,062,500	9,762
BM&F BOVESPA S.A. (Capital markets)	710,100	3,670
Cielo S.A. (IT services)	829,920	8,296
Kroton Educacional S.A. (Diversified consumer services)	1,181,800	5,375
Localiza Rent a Car S.A. (Road & rail)	346,900	4,231
Lojas Renner S.A. (Multiline retail)	1,100,500	8,281
Raia Drogasil S.A. (Food & staples retailing)	292,700	5,965
Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	398,400	8,705
WEG S.A. (Machinery)	1,139,800	6,189
		83,629
Chile—1.0%
Banco Santander Chile—ADR (Banks)	260,124	5,382
S.A.C.I. Falabella (Multiline retail)	904,838	6,632
		12,014
Mexico—4.9%
Fibra Uno Administracion S.A. de C.V. (Equity real estate investment trusts (REITs))	3,729,569	6,819
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	121,213	11,156
Gruma S.A.B. de C.V. Class “B” (Food products)	196,200	2,574
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	557,500	5,300
Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	31,008	4,540
Grupo Bimbo S.A.B. de C.V. Class “A” (Food products)	1,270,300	3,361
Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	3,786,000	6,642
Grupo Lala S.A.B. de C.V. (Food products)	1,002,900	1,914
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	340,800	3,669
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	6,537,700	14,313
		60,288
Peru—1.2%
Credicorp, Ltd. (Banks)†	93,810	14,280
Total Common Stocks—98.0% (cost $1,051,076)		1,203,901

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil—1.2%
Itau Unibanco Holding S.A. (Banks)	1,371,500	$14,980
Total Preferred Stock—1.2% (cost $12,838)		14,980
Affiliated Fund
Emerging Asia—0.0%
China—0.0%
William Blair China A-Share Fund, LLC§	12,462	213
Total Affiliated Fund—0.0% (cost $125)		213
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $11,310, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$11,310	11,310
Total Repurchase Agreement—0.9% (cost $11,310)		11,310
Total Investments—100.1% (cost $1,075,349)		1,230,404
Liabilities, plus cash and other assets—(0.1)%		(1,220)
Net assets—100.0%		$1,229,184

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing securities

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.02% of the Fund’s net assets at September 30, 2016.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2016, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund may redeem its investment weekly, but is subject to monthly repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended September 30, 2016

Security Name	Balance 12/31/2015	Purchases	Sales	Balance 09/30/2016	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	274,339	—	261,877	12,462	$213	$—	$1,931	$(1,988)

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	24.8%
Financials	20.5%
Consumer Discretionary	17.9%
Consumer Staples	14.7%
Industrials	6.1%
Energy	4.6%
Real Estate	3.9%
Telecommunication Services	3.2%
Health Care	2.2%
Materials	1.7%
Utilities	0.4%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	18.4%
Indian Rupee	16.3%
Hong Kong Dollar	13.9%
South Korean Won	8.7%
South African Rand	6.9%
Brazilian Real	6.2%
Indonesian Rupiah	4.9%
New Taiwan Dollar	4.7%
Thai Baht	4.0%
Philippine Peso	3.7%
Mexican Peso	3.7%
UAE Dirham	2.6%
Turkish Lira	2.1%
Malaysian Ringgit	1.2%
All Other Currencies	2.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—75.6%
	China—15.5%
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	1,318,000	$1,494
*	China Biologic Products, Inc. (Biotechnology)	12,072	1,503
	China Everbright International, Ltd. (Commercial services & supplies)	2,547,000	3,028
	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	99,955	4,507
	China Maple Leaf Educational Systems, Ltd. (Diversified consumer services)	1,576,000	1,457
	CT Environmental Group, Ltd. (Water utilities)	10,540,000	3,057
	Fuyao Glass Industry Group Co. Ltd.—144A Class “H” (Auto components)	1,672,000	4,570
	Haitian International Holdings, Ltd. (Machinery)	891,000	1,753
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	86,750	1,923
	Huadian Fuxin Energy Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	6,366,000	1,510
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	5,566,000	1,938
	Minth Group, Ltd. (Auto components)	1,254,000	4,406
*	Noah Holdings, Ltd.—ADR (Capital markets)	61,490	1,605
	Shenzhen Investment, Ltd. (Real estate management & development)	8,085,261	3,846
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	373,000	2,597
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	628,000	3,101
*	TAL Education Group—ADR (Diversified consumer services)	40,420	2,863
	Tarena International, Inc.—ADR (Diversified consumer services)	177,539	2,571
	Travelsky Technology, Ltd. Class “H” (IT services)	1,284,000	3,046
*	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	3,264,000	1,220
			51,995
	India—23.4%
	Ajanta Pharma, Ltd. (Pharmaceuticals)	74,441	2,251
	Amara Raja Batteries, Ltd. (Electrical equipment)	111,939	1,700
	Bajaj Finance, Ltd. (Consumer finance)	304,400	4,870
	Berger Paints India, Ltd. (Chemicals)	568,602	2,229
	Blue Dart Express, Ltd. (Air freight & logistics)	7,332	611
	Bosch, Ltd. (Auto components)	3,314	1,134
	Britannia Industries, Ltd. (Food products)	30,875	1,562
	Castrol India, Ltd. (Chemicals)	59,341	424
	Cholamandalam Investment and Finance Co., Ltd. (Consumer finance)	103,690	1,835
	Dr. Lal PathLabs, Ltd.—144A (Health care providers & services)	68,628	1,098
	Eicher Motors, Ltd. (Machinery)	12,464	4,660
	Finolex Industries, Ltd. (Chemicals)	207,456	1,407
	Godrej Consumer Products, Ltd. (Personal products)	95,659	2,263
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	679,670	3,371
	Havells India, Ltd. (Electrical equipment)	715,989	4,504
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	295,782	3,673
	Indraprastha Gas, Ltd. (Gas utilities)	252,391	2,957
	IndusInd Bank, Ltd. (Banks)	184,443	3,310
	Kajaria Ceramics, Ltd. (Building products)	164,432	3,428
	LIC Housing Finance, Ltd. (Thrifts & mortgage finance)	206,368	1,797
	Marico, Ltd. (Personal products)	507,456	2,094
	Motherson Sumi Systems, Ltd. (Auto components)	202,041	967
	MRF, Ltd. (Auto components)	1,697	1,302
	PI Industries, Ltd. (Chemicals)	145,256	1,816
	Pidilite Industries, Ltd. (Chemicals)	252,032	2,582
	Repco Home Finance, Ltd. (Consumer finance)	101,681	1,268

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—75.6%—(continued)
*	SKS Microfinance, Ltd. (Consumer finance)	428,438	$5,673
	SRF, Ltd. (Textiles, apparel & luxury goods)	21,164	564
	Supreme Industries, Ltd. (Chemicals)	71,949	973
	UPL, Ltd. (Chemicals)	343,848	3,486
	Voltas, Ltd. (Construction & engineering)	523,780	2,981
	Yes Bank, Ltd. (Banks)	202,940	3,829
	Zee Entertainment Enterprises, Ltd. (Media)	240,486	1,970
			78,589
	Indonesia—5.4%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	15,060,600	1,010
	PT Bank Tabungan Negara Persero Tbk (Banks)	28,484,600	4,190
	PT Ciputra Development Tbk (Real estate management & development)	12,344,500	1,504
	PT Indofood CBP Sukses Makmur Tbk (Food products)	2,793,600	2,028
	PT Matahari Department Store Tbk (Multiline retail)	1,557,000	2,204
	PT Mitra Keluarga Karyasehat Tbk (Health care providers & services)	5,673,600	1,213
	PT Pakuwon Jati Tbk (Real estate management & development)	71,996,000	3,724
	PT Summarecon Agung Tbk (Real estate management & development)	7,600,100	1,022
	PT Waskita Karya Persero Tbk (Construction & engineering)	6,592,700	1,323
			18,218
	Pakistan—2.4%
	D.G. Khan Cement Co., Ltd. (Construction materials)	921,000	1,640
	Engro Corporation, Ltd. (Chemicals)	115,900	324
	Lucky Cement, Ltd. (Construction materials)	253,800	1,645
	Maple Leaf Cement Factory, Ltd. (Construction materials)	1,734,621	1,589
	The Hub Power Co., Ltd. (Independent power & renewable electricity producers)	476,900	546
	United Bank, Ltd. (Banks)	1,218,500	2,321
			8,065
	Philippines—4.3%
	D&L Industries, Inc. (Chemicals)	9,366,500	2,202
	GT Capital Holdings, Inc. (Diversified financial services)	108,610	3,225
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	447,970	2,282
	Metro Pacific Investments Corporation (Diversified financial services)	7,282,600	1,066
	Puregold Price Club, Inc. (Food & staples retailing)	1,460,000	1,279
	Robinsons Land Corporation (Real estate management & development)	517,500	331
	Security Bank Corporation (Banks)	825,490	4,113
			14,498
	South Korea—6.3%
	BGF retail Co., Ltd. (Food & staples retailing)	14,724	2,580
	Halla Climate Control Corporation (Auto components)	199,956	2,251
*	Hugel, Inc. (Biotechnology)	9,634	3,725
	Interojo Co., Ltd. (Health care equipment & supplies)	31,226	1,130
	Korea Kolmar Co., Ltd. (Personal products)	35,794	3,130
*	Loen Entertainment, Inc. (Media)	7,336	520
	Mando Corporation (Auto components)	14,914	3,345
	Medy-Tox, Inc. (Biotechnology)	3,243	1,326
	S-1 Corporation (Commercial services & supplies)	9,023	832
	Vieworks Co., Ltd. (Health care equipment & supplies)	41,342	2,440
			21,279

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—75.6%—(continued)
	Taiwan—12.0%
	Actron Technology Corporation (Auto components)	95,000	$344
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	235,000	2,017
	Airtac International Group (Machinery)	115,000	1,024
	Bizlink Holding, Inc. (Electrical equipment)	94,234	492
	Chin-Poon Industrial Co., Ltd. (Electronic equipment, instruments & components)	365,000	813
	Cub Elecparts, Inc. (Auto components)	58,080	637
	Ennoconn Corporation (Technology hardware, storage & peripherals)	258,000	4,305
	Hota Industrial Manufacturing Co., Ltd. (Auto components)	588,000	2,861
	Iron Force Industrial Co., Ltd. (Auto components)	237,000	1,777
	Kung Long Batteries Industrial Co., Ltd. (Electrical equipment)	263,000	1,259
	Macauto Industrial Co., Ltd. (Auto components)	215,000	1,420
	Nien Made Enterprise Co., Ltd. (Household durables)	264,000	3,398
	Posiflex Technology, Inc. (Electronic equipment, instruments & components)	279,749	1,709
	Poya Co., Ltd. (Multiline retail)	115,651	1,719
	Shin Zu Shing Co., Ltd. (Machinery)	349,000	1,152
	Silicon Motion Technology Corporation—ADR (Semiconductors & semiconductor equipment)	50,069	2,593
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	495,274	1,139
	Sporton International, Inc. (Professional services)	302,254	1,514
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	114,000	2,651
	Sunny Friend Environmental Technology Co., Ltd. (Commercial services & supplies)	84,000	359
	Taiwan Paiho, Ltd. (Textiles, apparel & luxury goods)	407,000	1,454
	Tung Thih Electronic Co., Ltd. (Auto components)	189,000	2,647
	Voltronic Power Technology Corporation (Electrical equipment)	85,109	1,330
	Wistron NeWeb Corporation (Communications equipment)	542,000	1,710
			40,324
	Thailand—6.3%
	Bangkok Chain Hospital PCL (Health care providers & services)	4,906,200	1,713
	Beauty Community PCL (Specialty retail)	7,603,000	2,085
	Carabao Group PCL Class “F” (Beverages)	1,112,000	2,070
	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,775,000	1,998
	Home Product Center PCL (Specialty retail)	4,060,300	1,172
	KCE Electronics PCL (Electronic equipment, instruments & components)	1,018,400	3,115
	Kiatnakin Bank PCL (Banks)	1,239,600	1,896
	Major Cineplex Group PCL (Media)	1,810,900	1,607
	Minor International PCL (Hotels, restaurants & leisure)	2,077,301	2,338
	Srisawad Power 1979 PCL Class “F” (Consumer finance)	973,912	1,012
	Supalai PCL (Real estate management & development)	1,314,400	922
	Tisco Financial Group PCL (Banks)	786,000	1,191
			21,119
	Emerging Latin America—12.1%
	Argentina—0.5%
	Banco Macro S.A.—ADR (Banks)	22,588	1,768
	Brazil—5.7%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	416,000	3,076
*	EcoRodovias Infraestrutura e Logistica S.A. (Transportation infrastructure)	878,400	2,401
	Kroton Educacional S.A. (Diversified consumer services)	310,800	1,413
	Linx S.A. (Software)	137,900	823
	Localiza Rent a Car S.A. (Road & rail)	167,400	2,042

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—12.1%—(continued)
	Lojas Renner S.A. (Multiline retail)	387,400	$2,915
	MRV Engenharia e Participacoes S.A. (Household durables)	411,900	1,512
	Raia Drogasil S.A. (Food & staples retailing)	244,400	4,981
			19,163
	Chile—1.0%
	Aguas Andinas S.A. Class “A” (Water utilities)	2,413,406	1,552
	Parque Arauco S.A. (Real estate management & development)	750,548	1,718
			3,270
	Mexico—4.9%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	365,400	1,236
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	734,708	4,208
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V.—ADR (Airlines)	47,076	819
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	359,809	2,121
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	399,600	3,799
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	578,801	1,015
	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Transportation infrastructure)	139,400	1,501
	Unifin Financiera SAPI de C.V. SOFOM E.N.R. (Consumer finance)	543,113	1,639
			16,338
	Emerging Europe, Mid-East, Africa—11.0%
	Czech—0.4%
*	Moneta Money Bank A.S.—144A (Banks)	429,881	1,369
	Georgia—0.7%
	BGEO Group plc (Banks)	60,275	2,269
	Kenya—1.2%
	Safaricom, Ltd. (Wireless telecommunication services)	21,085,600	4,142
	Poland—0.8%
	KRUK S.A. (Consumer finance)	45,654	2,841
	Romania—1.0%
	Banca Transilvania S.A. (Banks)	5,463,005	3,265
	Russia—0.5%
*	Yandex N.V. Class “A” (Internet software & services)†	77,802	1,638
	South Africa—3.6%
	AVI, Ltd. (Food products)	448,725	3,072
	Capitec Bank Holdings, Ltd. (Banks)	21,984	1,029
	Cashbuild, Ltd. (Specialty retail)	77,995	2,399
	Clicks Group, Ltd. (Food & staples retailing)	228,947	2,121
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	89,754	1,079
	JSE, Ltd. (Capital markets)	28,108	328
	Pioneer Foods Group, Ltd. (Food products)	137,032	1,736
	PSG Group, Ltd. (Diversified financial services)	25,650	376
			12,140
	Turkey—1.6%
	Arcelik A.S. (Household durables)	306,009	2,154

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—11.0%—(continued)
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	282,353	$2,061
	Ulker Biskuvi Sanayi A.S. (Food products)	140,430	1,000
			5,215
	United Arab Emirates—1.2%
	Emaar Malls Group PJSC (Real estate management & development)	1,567,266	1,160
	NMC Health plc (Health care providers & services)	161,893	2,875
			4,035
	Total Common Stocks—98.7% (cost $285,506)		331,540
	Preferred Stock
	Brazil—0.3%
*	Randon Participacoes S.A. (Machinery)	676,700	959
	Total Preferred Stock—0.3% (cost $992)		959
	Total Investments—99.0% (cost $286,498)		332,499
	Cash and other assets, less liabilities—1.0%		3,287
	Net assets—100.0%		$335,786

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

At September 30, 2016, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	25.1%
Financials	21.2%
Industrials	14.2%
Consumer Staples	9.0%
Information Technology	8.8%
Health Care	6.6%
Materials	6.1%
Real Estate	4.3%
Utilities	3.5%
Telecommunication Services	1.2%
Total	100.0%

At September 30, 2016, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	23.6%
New Taiwan Dollar	11.3%
Hong Kong Dollar	11.1%
U.S. Dollar	6.6%
South Korean Won	6.4%
Thai Baht	6.4%
Brazilian Real	6.1%
Indonesian Rupiah	5.5%
Mexican Peso	4.7%
Philippine Peso	4.4%
South African Rand	3.6%
Pakistan Rupee	2.4%
Turkish Lira	1.6%
British Pound Sterling	1.5%
Kenyan Shilling	1.2%
All Other Currencies	3.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—50.5%
U.S. Treasury Inflation Indexed Notes/Bonds—6.2%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$4,937	$5,304
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	20,366	29,378
Total U.S. Treasury Inflation Indexed Notes/Bonds		34,682
U.S. Treasury—0.7%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	3,981	3,841
Government National Mortgage Association (GNMA)—0.3%
#623162, 6.500%, due 7/15/18	8	9
#589335, 6.500%, due 10/15/22	22	25
#357322, 7.000%, due 9/15/23	8	8
#616250, 6.000%, due 2/15/24	3	3
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	13	13
#699118, 6.000%, due 9/15/38	1,257	1,454
Total GNMA Mortgage Obligations		1,513
Federal Home Loan Mortgage Corp. (FHLMC)—14.0%
#E90398, 7.000%, due 5/1/17	4	4
#G90027, 6.000%, due 11/17/17	2	2
#G30093, 7.000%, due 12/1/17	2	2
#O20005, 6.500%, due 1/1/18	2	2
#E96940, 4.500%, due 6/1/18	13	14
#B13747, 5.000%, due 4/1/19	166	171
#G30254, 6.500%, due 5/1/19	3	3
#G11697, 5.500%, due 4/1/20	303	315
#G12113, 5.500%, due 5/1/21	300	318
#J02986, 6.500%, due 7/1/21	14	15
#G30255, 7.000%, due 7/1/21	3	3
#G30243, 6.000%, due 12/1/21	4	4
#G12720, 5.500%, due 6/1/22	38	41
#D95621, 6.500%, due 7/1/22	25	28
#G14150, 4.500%, due 4/1/26	1,922	2,075
#J16051, 4.500%, due 7/1/26	841	909
#G02183, 6.500%, due 3/1/30	22	25
#G01728, 7.500%, due 7/1/32	120	150
#C01385, 6.500%, due 8/1/32	94	109
#G01551, 6.000%, due 4/1/33	2,085	2,449
#C01623, 5.500%, due 9/1/33	118	135
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	2,052	2,384
#G01705, 5.500%, due 6/1/34	859	999
#G01843, 6.000%, due 6/1/35	22	25
#G02141, 6.000%, due 3/1/36	628	739
#G02883, 6.000%, due 4/1/37	2,081	2,425
#A62179, 6.000%, due 6/1/37	266	313
#G03711, 6.000%, due 6/1/37	818	954
#G04126, 6.000%, due 6/1/37	2,246	2,633
#A63539, 6.000%, due 7/1/37	352	413
#A62858, 6.500%, due 7/1/37	122	140
#G03170, 6.500%, due 8/1/37	268	308
#A66843, 6.500%, due 10/1/37	923	1,058

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G07837, 6.500%, due 2/1/38	$2,961	$3,394
#G04053, 5.500%, due 3/1/38	600	687
#A78138, 5.500%, due 6/1/38	347	397
#G04466, 5.500%, due 7/1/38	17,054	19,821
#G04544, 6.000%, due 8/1/38	736	856
#A81799, 6.500%, due 9/1/38	569	653
#G05723, 6.500%, due 11/1/38	1,617	1,896
#G05124, 6.000%, due 12/1/38	1,597	1,875
#A86143, 5.000%, due 5/1/39	55	62
#G05810, 5.000%, due 2/1/40	15,324	17,374
#G05875, 5.500%, due 2/1/40	738	846
#G07300, 6.000%, due 4/1/40	6,680	7,886
#G06017, 5.500%, due 6/1/40	182	209
#C03665, 9.000%, due 4/1/41	775	969
#G06583, 5.000%, due 6/1/41	1,977	2,248
Total FHLMC Mortgage Obligations		78,340
Federal National Mortgage Association (FNMA)—29.3%
#683100, 5.500%, due 2/1/18	45	45
#689612, 5.000%, due 5/1/18	24	25
#695910, 5.000%, due 5/1/18	63	65
#697593, 5.000%, due 5/1/18	55	57
#704049, 5.500%, due 5/1/18	129	132
#735357, 5.500%, due 5/1/18	164	168
#735003, 5.500%, due 7/1/18	159	162
#251960, 6.000%, due 9/1/18	1	1
#745498, 7.000%, due 11/1/18	47	48
#770395, 5.000%, due 4/1/19	2	2
#788424, 5.500%, due 9/1/19	12	12
#835563, 7.000%, due 10/1/20	12	13
#900725, 6.000%, due 8/1/21	33	35
#888555, 5.500%, due 9/1/21	3,423	3,633
#893325, 7.000%, due 9/1/21	11	12
#735104, 7.000%, due 5/1/22	1	1
#949589, 5.500%, due 8/1/22	2,500	2,718
#949592, 6.000%, due 8/1/22	4,025	4,428
#AA2924, 4.500%, due 4/1/24	229	245
#931299, 4.500%, due 6/1/24	552	597
#AC1848, 4.500%, due 9/1/24	347	375
#AC5410, 4.500%, due 10/1/24	276	298
#932095, 4.000%, due 11/1/24	1,292	1,384
#932100, 4.500%, due 11/1/24	230	249
#AC9560, 5.000%, due 1/1/25	1,699	1,831
#AD8164, 4.000%, due 8/1/25	589	632
#AB1459, 4.000%, due 9/1/25	258	276
#255956, 5.500%, due 10/1/25	18	20
#AH2671, 4.000%, due 1/1/26	1,005	1,072
#AI4872, 4.500%, due 6/1/26	378	409
#AL2851, 4.000%, due 8/1/26	1,800	1,928
#AI9811, 4.500%, due 8/1/26	305	330
#AJ3203, 4.000%, due 10/1/26	104	111
#AJ7724, 4.000%, due 12/1/26	771	826
#AK7384, 4.000%, due 3/1/27	911	976

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AB4818, 4.000%, due 4/1/27	$609	$652
#AL2590, 4.000%, due 7/1/27	3,975	4,259
#AV6413, 4.000%, due 2/1/29	3,079	3,341
#252925, 7.500%, due 12/1/29	1	2
#535977, 6.500%, due 4/1/31	8	10
#253907, 7.000%, due 7/1/31	1	2
#545339, 6.500%, due 11/1/31	47	57
#587849, 6.500%, due 11/1/31	12	13
#618547, 6.500%, due 11/1/31	5,148	6,210
#545437, 7.000%, due 2/1/32	55	66
#545759, 6.500%, due 7/1/32	496	586
#545869, 6.500%, due 7/1/32	1,539	1,774
#678007, 6.000%, due 9/1/32	8	10
#670385, 6.500%, due 9/1/32	760	881
#254548, 5.500%, due 12/1/32	50	57
#677290, 6.000%, due 1/1/33	2,251	2,645
#684601, 6.000%, due 3/1/33	545	641
#703391, 5.000%, due 5/1/33	174	196
#708993, 5.000%, due 6/1/33	30	34
#730131, 5.000%, due 8/1/33	60	68
#741850, 5.500%, due 9/1/33	563	648
#739243, 6.000%, due 9/1/33	696	819
#739331, 6.000%, due 9/1/33	378	445
#555800, 5.500%, due 10/1/33	57	65
#555946, 5.500%, due 11/1/33	450	522
#756153, 5.500%, due 11/1/33	592	683
#AL3455, 5.500%, due 11/1/33	6,949	8,073
#725017, 5.500%, due 12/1/33	55	64
#AL3380, 5.500%, due 1/1/34	867	1,007
#763798, 5.500%, due 3/1/34	90	104
#725611, 5.500%, due 6/1/34	122	139
#783786, 5.500%, due 7/1/34	119	138
#786546, 6.000%, due 7/1/34	438	514
#787816, 6.000%, due 7/1/34	365	430
#745563, 5.500%, due 8/1/34	681	786
#794474, 6.000%, due 10/1/34	47	55
#745092, 6.500%, due 7/1/35	383	456
#357944, 6.000%, due 9/1/35	23	27
#829306, 6.000%, due 9/1/35	278	326
#836140, 5.500%, due 10/1/35	60	69
#843487, 6.000%, due 10/1/35	111	131
#849191, 6.000%, due 1/1/36	146	170
#745349, 6.500%, due 2/1/36	349	422
#888305, 7.000%, due 3/1/36	11	14
#895637, 6.500%, due 5/1/36	91	112
#831540, 6.000%, due 6/1/36	31	36
#745802, 6.000%, due 7/1/36	174	207
#886220, 6.000%, due 7/1/36	303	352
#AL3449, 6.000%, due 7/1/36	1,742	2,063
#893318, 6.500%, due 8/1/36	27	31
#310037, 6.500%, due 10/1/36	213	247
#831926, 6.000%, due 12/1/36	10	12
#902974, 6.000%, due 12/1/36	260	303

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#909480, 6.000%, due 2/1/37	$278	$325
#995757, 6.000%, due 2/1/37	2,584	3,050
#AB0265, 6.000%, due 2/1/37	16,311	19,152
#888418, 5.500%, due 5/1/37	1,328	1,542
#938440, 6.000%, due 7/1/37	109	126
#928561, 6.000%, due 8/1/37	231	272
#948689, 6.000%, due 8/1/37	216	251
#888703, 6.500%, due 8/1/37	4,652	5,594
#946646, 6.000%, due 9/1/37	68	79
#888967, 6.000%, due 12/1/37	795	943
#AL0904, 5.500%, due 1/1/38	59	69
#889371, 6.000%, due 1/1/38	3,781	4,452
#889385, 6.000%, due 2/1/38	184	217
#962058, 6.500%, due 3/1/38	1,509	1,859
#889774, 6.000%, due 7/1/38	452	530
#934006, 6.500%, due 9/1/38	426	499
#986856, 6.500%, due 9/1/38	219	255
#AL5817, 6.000%, due 11/1/38	1,653	1,941
#991911, 7.000%, due 11/1/38	265	320
#AL3775, 5.000%, due 1/1/39	1,955	2,220
#AD0752, 7.000%, due 1/1/39	884	1,133
#AA7611, 5.000%, due 5/1/39	938	1,064
#AA8443, 5.000%, due 6/1/39	235	267
#AA8587, 5.500%, due 7/1/39	3,526	4,079
#931492, 6.000%, due 7/1/39	198	233
#AA6898, 6.000%, due 7/1/39	693	815
#931801, 5.000%, due 8/1/39	813	917
#AC1619, 5.500%, due 8/1/39	520	597
#AD0315, 6.500%, due 8/1/39	3,114	3,656
#AC0505, 5.500%, due 9/1/39	391	452
#932279, 5.000%, due 12/1/39	97	110
#AC9569, 5.000%, due 2/1/40	1,683	1,914
#932638, 5.000%, due 3/1/40	173	196
#932751, 5.000%, due 4/1/40	4,189	4,762
#AE0082, 5.000%, due 5/1/40	505	571
#AL2129, 6.000%, due 5/1/40	1,110	1,306
#AB1146, 5.000%, due 6/1/40	100	113
#AD7531, 5.500%, due 6/1/40	246	284
#AD8810, 5.500%, due 6/1/40	697	806
#AB1200, 5.500%, due 7/1/40	1,368	1,582
#AD7137, 5.500%, due 7/1/40	4,733	5,499
#AD9169, 5.500%, due 8/1/40	416	483
#AH0955, 5.000%, due 12/1/40	5,188	5,882
#AH5585, 5.000%, due 2/1/41	187	213
#AL0028, 5.000%, due 2/1/41	2,592	2,936
#AL5815, 5.500%, due 4/1/41	3,837	4,460
#AI6071, 5.000%, due 6/1/41	1,989	2,267
#AI4222, 5.000%, due 7/1/41	145	164
#AL0672, 5.000%, due 7/1/41	3,172	3,612
#AL0913, 6.000%, due 7/1/41	2,242	2,593
#AK2733, 5.000%, due 2/1/42	2,085	2,379
Total FNMA Mortgage Obligations		163,131

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—2.2%
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	$3,000	$3,014
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.784%, 9/15/20, VRN	AAA	4,800	4,873
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	2,567	2,548
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 3.024%, 1/15/43, VRN	AAA	2,000	2,050
Total Asset-Backed Securities			12,485
Corporate Obligations—42.9%
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,129
Morgan Stanley, 6.625%, due 4/1/18	A	3,400	3,644
Glencore Funding LLC—144A, 2.040%, due 1/15/19, VRN	BBB-	1,500	1,493
Petrobras Global Finance BV, 2.820%, due 1/15/19, VRN	BB	4,000	3,930
Baidu, Inc., 2.750%, due 6/9/19	A	4,000	4,105
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	2,195	2,463
Republic Services, Inc., 5.500%, due 9/15/19	BBB+	1,725	1,913
Boston Properties L.P., 5.875%, due 10/15/19	A-	4,000	4,444
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	565
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB	4,000	4,727
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	4,000	4,527
United Continental Holdings, Inc., 6.000%, due 12/1/20	BB-	2,500	2,694
UBS Group AG, 6.875%, due 3/22/21, VRN	BB+	2,000	1,979
JBS USA LUX SA / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB+	3,000	3,116
Discovery Communications LLC, 4.375%, due 6/15/21	BBB-	3,100	3,375
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	3,375	3,760
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,855	3,147
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	2,760	3,139
Ball Corporation, 5.000%, due 3/15/22	BB+	2,500	2,706

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Masco Corporation, 5.950%, due 3/15/22	BBB	$4,050	$4,627
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,307
Triumph Group, Inc., 5.250%, due 6/1/22	Ba3	2,000	1,895
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B+	2,000	2,085
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	BB-	3,000	3,187
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	4,218	4,521
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB+	3,225	3,390
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	3,500	3,630
MGM Resorts International, 6.000%, due 3/15/23	BB	3,000	3,262
Avis Budget Car Rental LLC, 5.500%, due 4/1/23	B+	2,500	2,531
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	3,375	3,476
Wells Fargo & Co., 4.480%, due 1/16/24	A+	5,000	5,476
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	4,000	4,170
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	2,500	2,569
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,500	2,544
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,500	2,600
Synchrony Financial, 4.250%, due 8/15/24	BBB-	5,000	5,258
SBA Communications Corporation—144A, 4.875%, due 9/1/24	B	3,000	3,030
HSBC Holdings plc, 6.375%, due 9/17/24, VRN	BBB	3,500	3,452
Allison Transmission, Inc.—144A, 5.000%, due 10/1/24	BB	250	257
BNP Paribas S.A., 4.250%, due 10/15/24	A	4,000	4,168
Owens Corning, 4.200%, due 12/1/24	BBB	3,200	3,401
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB-	3,000	3,044
USG Corp.—144A, 5.500%, due 3/1/25	BB+	3,000	3,229
Simon Property Group L.P., 3.300%, due 1/15/26	A	4,500	4,755

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	$4,775	$4,941
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B	3,000	2,992
United Rentals North America, Inc., 5.875%, due 9/15/26	BB-	2,500	2,588
The Kroger Co., 8.000%, due 9/15/29	Baa1	3,323	4,816
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	1,500	1,545
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	3,500	4,833
ConocoPhillips, 6.500%, due 2/1/39	A-	4,125	5,342
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	2,500	2,444
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	4,700	5,842
Citigroup, Inc., 5.875%, due 1/30/42	A	4,000	5,139
Bank of America Corporation, 5.875%, due 2/7/42	A	4,000	5,234
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,500	3,364
Northrop Grumman Corporation, 3.850%, due 4/15/45	BBB+	4,500	4,689
ERP Operating L.P., 4.500%, due 6/1/45	A-	4,500	4,955
The Goldman Sachs Group, Inc., 4.750%, due 10/21/45	A	3,500	3,944
Anheuser-Busch InBev Finance, Inc., 4.900%, due 2/1/46	A-	5,000	5,974
Apple, Inc., 4.650%, due 2/23/46	AA+	5,000	5,784
Exxon Mobil Corporation, 4.114%, due 3/1/46	Aaa	2,275	2,550
PepsiCo, Inc., 4.450%, due 4/14/46	A1	4,500	5,342
AT&T, Inc., 4.750%, due 5/15/46	A-	5,000	5,253
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	5,000	5,023
Microsoft Corporation, 4.750%, due 11/3/55	AAA	4,950	5,734
Total Corporate Obligations			239,048
Total Long-Term Investments—95.6% (cost $511,195)			533,040

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $155, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$155	$155
Total Repurchase Agreement—0.0% (cost $155)		155
Commercial Paper
BNP Paribas S.A., 0.270%, due 10/3/16	1,500	1,500
CVS Corporation, 0.550%, due 10/3/16	5,150	5,150
Dollar General Corporation, 0.550%, due 10/3/16	5,000	5,000
Georgia-Pacific LLC, 0.520%, due 10/3/16	1,500	1,500
The Kroger Co., 0.580%, due 10/3/16	1,500	1,500
Nissan Motor Acceptance Corporation, 0.600%, due 10/3/16	5,100	5,100
Total Commercial Paper—3.6% (cost $19,750)		19,750
U.S. Government
U.S. Treasury Bill, 0.471%, due 6/22/17(a)	500	498
Total U.S. Goverment—0.1% (cost $498)		498
Total Investments—99.3% (cost $531,598)		553,443
Cash and other assets, less liabilities—0.7%		3,901
Net assets—100.0%		$557,344

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $198.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation)
CDX.IG-26	Buy	1.000%	June 2021	CME	$25,000	$(103)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—52.7%
U.S. Treasury Inflation Indexed Notes/Bonds—4.8%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,127	$1,211
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,300	3,515
Total U.S. Treasury Inflation Indexed Notes/Bonds		4,726
U.S. Treasury—1.0%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	965
Government National Mortgage Association (GNMA)—0.0%
#780405, 9.500%, due 11/15/17	1	1
#357322, 7.000%, due 9/15/23	27	30
Total GNMA Mortgage Obligations		31
Federal Home Loan Mortgage Corp. (FHLMC)—9.1%
#E90398, 7.000%, due 5/1/17	29	29
#E97112, 4.000%, due 5/1/18	19	19
#D95621, 6.500%, due 7/1/22	649	726
#J13022, 4.000%, due 9/1/25	429	443
#J16051, 4.500%, due 7/1/26	965	1,041
#A17603, 5.500%, due 1/1/34	719	835
#A45790, 7.500%, due 5/1/35	135	156
#G02141, 6.000%, due 3/1/36	314	370
#G03201, 6.500%, due 6/1/37	183	213
#A66843, 6.500%, due 10/1/37	295	338
#A81799, 6.500%, due 9/1/38	319	366
#G06964, 5.500%, due 11/1/38	1,120	1,302
#G05875, 5.500%, due 2/1/40	148	169
#G07300, 6.000%, due 4/1/40	531	627
#C03665, 9.000%, due 4/1/41	376	470
#G06583, 5.000%, due 6/1/41	1,556	1,770
Total FHLMC Mortgage Obligations		8,874
Federal National Mortgage Association (FNMA)—37.8%
#643217, 6.500%, due 6/1/17	17	17
#679247, 7.000%, due 8/1/17	22	23
#695910, 5.000%, due 5/1/18	66	67
#740847, 6.000%, due 10/1/18	48	49
#323501, 6.500%, due 1/1/19	15	18
#751313, 5.000%, due 3/1/19	88	90
#852864, 7.000%, due 7/1/20	320	338
#458147, 10.000%, due 8/15/20	27	28
#835563, 7.000%, due 10/1/20	130	139
#831430, 5.500%, due 3/1/21	213	226
#888555, 5.500%, due 9/1/21	1,369	1,453
#735574, 8.000%, due 3/1/22	109	116
#679253, 6.000%, due 10/1/22	330	379
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	15
#982878, 4.500%, due 5/1/23	190	204
#AC5124, 4.000%, due 11/1/24	660	708
#932095, 4.000%, due 11/1/24	3,655	3,915
#932100, 4.500%, due 11/1/24	881	953
#AC6257, 4.000%, due 12/1/24	757	812

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AC0596, 4.000%, due 12/1/24	$202	$216
#AD4073, 4.000%, due 5/1/25	93	98
#935995, 4.000%, due 6/1/25	97	103
#AD4677, 4.000%, due 6/1/25	606	639
#AE1176, 4.000%, due 8/1/25	280	300
#255956, 5.500%, due 10/1/25	53	60
#AL2851, 4.000%, due 8/1/26	2,250	2,410
#AI9811, 4.500%, due 8/1/26	428	464
#AJ3203, 4.000%, due 10/1/26	1,037	1,111
#AJ7724, 4.000%, due 12/1/26	823	881
#256639, 5.000%, due 2/1/27	10	11
#AB4818, 4.000%, due 4/1/27	1,883	2,018
#AL2590, 4.000%, due 7/1/27	1,409	1,509
#806458, 8.000%, due 6/1/28	110	122
#880155, 8.500%, due 7/1/29	211	247
#797846, 7.000%, due 3/1/32	88	94
#745519, 8.500%, due 5/1/32	151	179
#654674, 6.500%, due 9/1/32	62	71
#733897, 6.500%, due 12/1/32	234	267
#688034, 5.500%, due 3/1/33	163	188
#254693, 5.500%, due 4/1/33	8	10
#555531, 5.500%, due 6/1/33	83	94
#711736, 5.500%, due 6/1/33	103	118
#555591, 5.500%, due 7/1/33	14	16
#762505, 5.500%, due 11/1/33	135	156
#AL3455, 5.500%, due 11/1/33	2,041	2,371
#776964, 5.000%, due 4/1/34	366	414
#725424, 5.500%, due 4/1/34	86	98
#AL2130, 6.000%, due 10/1/34	538	632
#824463, 5.500%, due 7/1/35	203	229
#888884, 5.500%, due 12/1/35	183	211
#886220, 6.000%, due 7/1/36	216	251
#AL3449, 6.000%, due 7/1/36	995	1,179
#888703, 6.500%, due 8/1/37	983	1,182
#928658, 6.500%, due 9/1/37	34	41
#889385, 6.000%, due 2/1/38	430	506
#962058, 6.500%, due 3/1/38	522	643
#AL5817, 6.000%, due 11/1/38	1,012	1,188
#991911, 7.000%, due 11/1/38	169	204
#AA8587, 5.500%, due 7/1/39	808	935
#AD0315, 6.500%, due 8/1/39	329	386
#AC3237, 5.000%, due 10/1/39	151	170
#AC6156, 5.500%, due 11/1/39	2,083	2,438
#AC9569, 5.000%, due 2/1/40	224	255
#AB1200, 5.500%, due 7/1/40	456	527
#AL0028, 5.000%, due 2/1/41	1,106	1,253
#AL5815, 5.500%, due 4/1/41	724	842
Total FNMA Mortgage Obligations		36,887

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—8.1%
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 1.084%, 7/16/18, VRN	Aaa	$1,000	$1,001
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 0.774%, 1/15/19, VRN	AAA	605	605
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.696%, 1/23/20, VRN	AAA	1,225	1,241
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	1,705	1,713
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.784%, 9/15/20, VRN	AAA	1,000	1,015
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 0.974%, 2/15/22, VRN	AAA	1,850	1,862
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 3.024%, 1/15/43, VRN	AAA	500	513
Total Asset-Backed Securities			7,950
Corporate Obligations—33.7%
Macquarie Group Ltd.—144A, 4.875%, due 8/10/17	A3	1,000	1,027
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,072
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,109
JPMorgan Chase & Co., 5.000%, due 7/1/19, VRN	BBB-	1,000	987
PNC Bank NA, 1.450%, due 7/29/19	A+	1,000	1,000
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A	750	825
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,111
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	500	541
PepsiCo, Inc., 2.150%, due 10/14/20	A1	900	924
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,132
Mitsubishi UFJ Financial Group, Inc., 2.950%, due 3/1/21	A1	1,000	1,030
Discovery Communications LLC, 4.375%, due 6/15/21	BBB-	250	272
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,114
Apple, Inc., 1.550%, due 8/4/21	AA+	925	924
General Electric Capital Corporation, 4.650%, due 10/17/21	AA-	750	855
Verizon Communications, Inc., 3.500%, due 11/1/21	A-	750	806

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Ryder System, Inc., 3.450%, due 11/15/21	A-	$900	$944
Gilead Sciences, Inc., 4.400%, due 12/1/21	A	1,000	1,118
Masco Corporation, 5.950%, due 3/15/22	BBB	750	857
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	750	784
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	750	804
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	750	778
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	850	875
Wells Fargo & Co., 4.480%, due 1/16/24	A+	750	821
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	1,000	1,076
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	750	782
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	750	771
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	750	780
Synchrony Financial, 4.250%, due 8/15/24	BBB-	700	736
BNP Paribas S.A., 4.250%, due 10/15/24	A	750	782
Brookfield Asset Management, Inc., 4.000%, due 1/15/25	A-	1,000	1,027
ERP Operating L.P., 3.375%, due 6/1/25	A-	750	784
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	900	978
Simon Property Group L.P., 3.300%, due 1/15/26	A	750	792
ConocoPhillips Co., 4.950%, due 3/15/26	A-	750	847
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	750	776
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,109
Total Corporate Obligations			32,950
Total Long-Term Investments—94.5% (cost $90,786)			92,383

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $2,092, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$2,092	$2,092
Total Repurchase Agreement—2.2% (cost $2,092)		2,092
Commercial Paper
BNP Paribas S.A., 0.270%, due 10/3/16	600	600
Parker Hannifin Corporation, 0.500%, due 10/3/16	1,000	1,000
Private Export Funding Corporation, 0.350%, due 10/3/16	1,000	1,000
Total Commercial Paper—2.7% (cost $2,600)		2,600
Total Investments—99.4% (cost $95,478)		97,075
Cash and other assets, less liabilities—0.6%		616
Net assets—100.0%		$97,691

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—41.5%
Federal Home Loan Mortgage Corp. (FHLMC)—19.4%
#E95760, 4.500%, due 4/1/18	$4	$4
#E99582, 5.000%, due 9/1/18	6	6
#E99684, 5.000%, due 10/1/18	155	160
#B11362, 5.500%, due 12/1/18	16	17
#B11849, 5.500%, due 1/1/19	37	38
#B13870, 4.500%, due 5/1/19	32	33
#G11604, 5.000%, due 7/1/19	39	40
#G11596, 5.500%, due 8/1/19	33	35
#G11605, 5.500%, due 9/1/19	19	20
#B17294, 5.000%, due 11/1/19	93	97
#B19222, 4.500%, due 4/1/20	81	83
#G11697, 5.500%, due 4/1/20	85	88
#J02537, 5.000%, due 9/1/20	37	39
#G11836, 5.500%, due 12/1/20	12	13
#G12113, 5.500%, due 5/1/21	107	113
#G12395, 6.000%, due 10/1/21	410	441
#E02322, 5.500%, due 5/1/22	25	27
#G12725, 6.000%, due 6/1/22	157	170
#G13124, 6.000%, due 12/1/22	129	141
#J06871, 5.500%, due 1/1/23	76	82
#J08450, 5.500%, due 7/1/23	38	42
#J08703, 5.500%, due 9/1/23	71	76
#E02614, 4.000%, due 4/1/24	2,446	2,600
#J10351, 4.000%, due 7/1/24	135	142
#C00351, 8.000%, due 7/1/24	50	57
#J10600, 4.000%, due 8/1/24	9	9
#G13695, 4.000%, due 9/1/24	606	648
#J11208, 5.000%, due 11/1/24	86	93
#G00363, 8.000%, due 6/1/25	83	94
#J12853, 4.000%, due 8/1/25	169	180
#C80329, 8.000%, due 8/1/25	18	21
#J13022, 4.000%, due 9/1/25	172	177
#J14491, 4.000%, due 2/1/26	3,205	3,431
#J16051, 4.500%, due 7/1/26	2,176	2,349
#G30348, 6.000%, due 7/1/27	1,095	1,269
#G07290, 6.000%, due 6/1/34	2,204	2,618
#G07837, 6.500%, due 2/1/38	1,606	1,841
#G04424, 6.000%, due 6/1/38	77	90
#G04778, 6.000%, due 7/1/38	95	112
#G04544, 6.000%, due 8/1/38	368	428
#G04687, 6.000%, due 9/1/38	96	113
#G04745, 6.000%, due 9/1/38	49	57
#A81799, 6.500%, due 9/1/38	300	343
#G06085, 6.500%, due 9/1/38	110	129
#G06964, 5.500%, due 11/1/38	3,341	3,884
#G05723, 6.500%, due 11/1/38	1,470	1,724
#G05124, 6.000%, due 12/1/38	5,110	5,999
#G07480, 6.000%, due 5/1/39	3,339	3,907
#G07300, 6.000%, due 4/1/40	5,464	6,450
#G06017, 5.500%, due 6/1/40	1,191	1,368
#4122, Tranche FP, 0.924%, due 10/15/42, VRN	918	916
Total FHLMC Mortgage Obligations		42,814

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—22.1%
#672953, 5.000%, due 12/1/17	$4	$4
#695838, 5.500%, due 4/1/18	11	12
#697593, 5.000%, due 5/1/18	37	38
#705741, 5.000%, due 6/1/18	22	22
#656573, 5.000%, due 6/1/18	24	25
#709848, 5.000%, due 6/1/18	24	25
#728715, 5.000%, due 7/1/18	48	49
#711991, 5.000%, due 8/1/18	29	30
#257378, 5.000%, due 9/1/18	7	7
#743183, 5.000%, due 10/1/18	13	14
#749596, 5.000%, due 11/1/18	57	58
#753866, 6.000%, due 12/1/18	72	74
#761246, 5.000%, due 1/1/19	74	76
#766059, 5.500%, due 2/1/19	69	71
#766276, 5.000%, due 3/1/19	209	215
#751313, 5.000%, due 3/1/19	38	40
#779363, 5.000%, due 6/1/19	19	20
#785259, 5.000%, due 8/1/19	78	81
#788424, 5.500%, due 9/1/19	46	48
#761489, 5.500%, due 9/1/19	48	50
#725953, 5.000%, due 10/1/19	26	27
#AL5831, 5.000%, due 1/1/20	2,568	2,646
#745877, 5.000%, due 1/1/20	56	59
#357865, 5.000%, due 7/1/20	62	66
#888105, 5.000%, due 8/1/20	3	3
#357978, 5.000%, due 9/1/20	575	603
#844026, 6.000%, due 11/1/20	282	298
#745735, 5.000%, due 3/1/21	231	243
#879607, 5.500%, due 4/1/21	39	42
#831497, 6.000%, due 4/1/21	134	143
#831525, 5.500%, due 6/1/21	51	54
#888555, 5.500%, due 9/1/21	1,722	1,828
#880993, 6.000%, due 1/1/22	9	10
#888982, 6.000%, due 12/1/22	156	169
#972934, 5.500%, due 2/1/23	153	167
#982878, 4.500%, due 5/1/23	172	184
#889670, 5.500%, due 6/1/23	49	52
#555734, 5.000%, due 7/1/23	383	426
#AE0011, 5.500%, due 9/1/23	62	67
#747339, 5.500%, due 10/1/23	197	222
#995395, 6.000%, due 12/1/23	139	152
#934808, 4.500%, due 3/1/24	99	105
#AA4519, 4.500%, due 3/1/24	630	677
#AA5028, 4.500%, due 4/1/24	165	177
#AA5999, 4.500%, due 5/1/24	948	1,008
#190988, 9.000%, due 6/1/24	41	44
#AC1848, 4.500%, due 9/1/24	369	399
#AC6600, 4.500%, due 11/1/24	37	40
#935795, 4.500%, due 12/1/24	662	716
#AL3422, 5.000%, due 1/1/25	637	687
#AL3889, 4.000%, due 5/1/25	266	285
#AE1176, 4.000%, due 8/1/25	526	563
#AI4856, 4.500%, due 6/1/26	1,352	1,451

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AI4872, 4.500%, due 6/1/26		$57	$61
#AL2851, 4.000%, due 8/1/26		2,160	2,314
#AK7384, 4.000%, due 3/1/27		387	415
#AL2590, 4.000%, due 7/1/27		2,348	2,515
#759336, 6.000%, due 1/1/34		1,509	1,780
#AL2130, 6.000%, due 10/1/34		568	668
#AL3449, 6.000%, due 7/1/36		1,593	1,886
#886762, 7.000%, due 9/1/36		374	462
#831926, 6.000%, due 12/1/36		683	797
#899057, 6.000%, due 3/1/37		85	100
#928574, 6.000%, due 7/1/37		144	167
#948637, 6.500%, due 8/1/37		444	512
#888703, 6.500%, due 8/1/37		3,670	4,414
#965534, 6.000%, due 1/1/38		50	58
#889371, 6.000%, due 1/1/38		864	1,018
#889385, 6.000%, due 2/1/38		615	722
#975649, 6.000%, due 7/1/38		131	152
#889987, 5.500%, due 8/1/38		96	111
#995712, 6.000%, due 8/1/38		2,007	2,375
#AD0100, 7.000%, due 12/1/38		992	1,239
#AA8706, 5.500%, due 6/1/39		2,698	3,131
#AD0315, 6.500%, due 8/1/39		714	838
#AC3270, 5.500%, due 9/1/39		1,663	1,947
#AD3360, 5.500%, due 5/1/40		2,094	2,428
#AL5815, 5.500%, due 4/1/41		3,620	4,208
Total FNMA Mortgage Obligations			48,890
Asset-Backed Securities—22.5%
Volvo Financial Equipment LLC—144A, 2015-1A, Tranche A2, 0.950%, 11/15/17	Aaa	273	273
John Deere Owner Trust 2015, 2015-A, Tranche A2B, 0.794%, 2/15/18, VRN	Aaa	45	45
Ford Credit Auto Owner Trust, 2015-B, Tranche A2B, 0.754%, 3/15/18, VRN	Aaa	266	267
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 1.084%, 7/16/18, VRN	Aaa	2,800	2,802
Nissan Auto Lease Trust, 2016-A, Tranche A2B, 0.904%, 8/15/18, VRN	Aaa	3,000	3,004
Ford Credit Auto Lease Trust, 2016-A, Tranche A2B, 1.064%, 11/15/18, VRN	AAA	650	651
Ford Credit Auto Owner Trust, 2016-A, Tranche A2B, 0.924%, 12/15/18, VRN	AAA	1,299	1,301
Citibank Credit Card Issuance Trust, 2006-A8, Tranche A8, 0.720%, 12/17/18, VRN	AAA	200	200
Nissan Auto Lease Trust, 2016-B, Tranche A2B, 0.780%, 12/17/18, VRN	Aaa	2,150	2,151
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 0.774%, 1/15/19, VRN	AAA	605	605

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Ford Credit Floorplan Master Owner Trust A, 2014-1, Tranche A2, 0.924%, 2/15/19, VRN	AAA	$750	$751
Nissan Auto Receivables Owner Trust, 2016-B, Tranche A2B, 0.824%, 4/15/19, VRN	Aaa	3,000	3,003
Discover Card Master Trust, 2012-A4, Tranche A, 0.370%, 11/15/19, VRN	AAA	2,000	2,004
American Express Issuance Trust II, 2013-2, Tranche A, 0.954%, 8/15/19, VRN	AAA	1,993	2,001
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.594%, 12/15/19, VRN	AAA	915	915
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.604%, 12/16/19, VRN	AAA	1,815	1,815
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.696%, 1/23/20, VRN	AAA	2,980	3,019
Mercedes-Benz Master Owner Trust—144A, 2015-BA, Tranche A, 0.904%, 4/15/20, VRN	Aaa	1,500	1,499
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 0.805%, 5/26/20, VRN	AAA	2,820	2,826
Chase Issuance Trust, 2013-A6, Tranche A6, 0.944%, 7/15/20, VRN	AAA	2,000	2,008
Discover Card Execution Note Trust, 2015-A1, Tranche A1, 0.874%, 8/17/20, VRN	AAA	3,000	3,009
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.784%, 9/15/20, VRN	AAA	2,200	2,233
Chase Issuance Trust, 2016-A1, Tranche A, 0.934%, 5/17/21, VRN	AAA	2,000	2,010
Bank of America Credit Card Trust, 2014-A1, Tranche A, 0.904%, 6/15/21, VRN	AAA	1,000	1,004
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.784%, 8/16/21, VRN	AAA	3,000	3,004
Capital One Multi-Asset Execution Trust, 2014-A3, Tranche A3, 0.904%, 1/18/22, VRN	AAA	1,060	1,063
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 0.974%, 2/15/22, VRN	AAA	2,750	2,768
SLM Student Loan Trust, 2008-4, Tranche A4, 2.365%, 7/25/22, VRN	Aaa	1,023	1,027
Sierra Timeshare 2012-2 Receivables Funding LLC—144A, 2012-2A, Tranche A, 2.380%, 3/20/29	A+	242	242
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 3.024%, 1/15/43, VRN	AAA	2,250	2,306
Total Asset-Backed Securities			49,806
Corporate Obligations—31.1%
Fifth Third Bancorp, 1.277%, due 12/20/16, VRN	A-	1,000	1,001
Bank of America NA, 1.287%, due 2/14/17, VRN	A1	2,600	2,604
JPMorgan Chase & Co., 1.337%, due 2/15/17, VRN	A+	3,000	3,004

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Barclays Bank plc, 1.384%, due 2/17/17, VRN	A2	$1,620	$1,621
Caterpillar Financial Services Corporation, 0.975%, due 3/3/17, VRN	A	800	800
Caterpillar Financial Services Corporation, 1.065%, due 3/3/17, VRN	A	2,200	2,202
Nissan Motor Acceptance Corp.—144A, 1.385%, due 3/3/17, VRN	A-	1,500	1,503
Citigroup, Inc., 1.385%, due 3/10/17, VRN	A	3,000	3,003
Mizuho Bank Ltd.—144A, 1.118%, due 4/16/17, VRN	A1	1,000	1,001
Tencent Holdings Ltd.—144A, 2.000%, due 5/2/17	A+	1,200	1,204
Branch Banking & Trust Co., 1.117%, due 5/23/17, VRN	A2	3,000	2,999
American Express Credit Corporation, 1.105%, due 6/5/17, VRN	A2	1,000	1,001
Standard Chartered plc—144A, 1.181%, due 9/8/17, VRN	A1	2,000	1,989
Royal Bank of Canada, 0.929%, due 10/13/17, VRN	AA	1,725	1,722
Chevron Corporation, 1.152%, due 11/9/17, VRN	Aa2	3,000	3,010
Canadian National Railway Co., 0.987%, due 11/14/17, VRN	A	500	501
General Electric Capital Corporation, 1.333%, due 12/7/17, VRN	AA-	500	499
International Business Machines Corporation, 0.978%, due 2/6/18, VRN	AA-	3,150	3,155
Exxon Mobil Corporation, 1.429%, due 2/28/18, VRN	Aaa	3,000	3,023
The Bank of Tokyo-Mitsubishi UFJ, Ltd.—144A, 1.385%, due 3/5/18, VRN	A+	1,400	1,399
Bank of Montreal, 1.265%, due 4/9/18, VRN	Aa3	2,540	2,548
NBCUniversal Enterprise, Inc.—144A, 1.365%, due 4/15/18, VRN	A-	2,000	2,014
Wells Fargo & Co., 1.345%, due 4/23/18, VRN	AA-	3,000	3,008
Morgan Stanley, 1.995%, due 4/25/18, VRN	A	3,000	3,035
The Goldman Sachs Group, Inc., 1.952%, due 4/30/18, VRN	A	3,000	3,028
Merck & Co., Inc., 1.161%, due 5/18/18, VRN	AA	3,000	3,013
KeyBank NA, 1.362%, due 6/1/18, VRN	A-	1,200	1,198
PNC Bank NA, 1.262%, due 6/1/18, VRN	A+	1,035	1,036

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Pfizer, Inc., 1.150%, due 6/15/18, VRN	AA	$3,000	$3,010
Toyota Motor Credit Corporation, 1.631%, due 2/19/19, VRN	AA-	1,000	1,012
American Honda Finance Corporation, 1.636%, due 2/22/19, VRN	A+	1,000	1,012
Apple, Inc., 1.637%, due 2/22/19, VRN	AA+	2,243	2,279
PepsiCo, Inc., 1.401%, due 2/22/19, VRN	A1	1,000	1,006
Johnson & Johnson, 1.112%, due 3/1/19, VRN	AAA	1,000	1,004
Westpac Banking Corporation, 1.527%, due 5/13/19, VRN	Aa2	1,000	1,001
Apple, Inc., 0.908%, due 8/2/19	AA+	1,705	1,704
Shell International Finance BV, 1.195%, due 9/12/19	Aa2	600	600
Total Corporate Obligations			68,749
Total Long-Term Investments—95.1% (cost $209,665)			210,259
Repurchase Agreement
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $143, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44		143	143
Total Repurchase Agreement—0.1% (cost $143)			143
Commercial Paper—0.3%
BNP Paribas S.A., 0.27%, due 10/3/16 (cost $750)		750	750
Total Investments—95.5% (cost $210,558)			211,152
Securities Sold Short, Not Yet Purchased
U.S. Government and U.S. Government Agency—(4.7)%
Federal National Mortgage Association (FNMA)—(4.7)%
TBA, 2.500%, due 10/1/31		(10,000)	(10,358)
Total Securities Sold Short, Not Yet Purchased—(4.7)% (proceeds $10,333)			(10,358)
Cash and other assets, less liabilities—9.2%			20,300
Net assets—100.0%			$221,094

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2016. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Funds—65.0%
Equity Exchange-Traded Funds—54.1%
Consumer Staples Select Sector SPDR Fund	653,000	$34,746
Energy Select Sector SPDR Fund	188,000	13,275
Global X MSCI Greece 20 ETF	2,552,000	18,323
iShares Global Energy ETF	546,000	17,948
iShares MSCI Emerging Markets ETF	2,847,000	106,620
iShares MSCI Frontier 100 ETF	1,068,000	27,426
iShares MSCI India ETF	1,205,000	35,439
iShares MSCI Japan ETF	2,195,000	27,525
iShares MSCI Switzerland Capped ETF	428,500	13,091
iShares Russell 1000 Growth ETF	269,000	28,022
iShares Russell 1000 Value ETF	1,958,000	206,804
SPDR S&P 500 ETF Trust	1,453,000	314,284
Utilities Select Sector SPDR Fund	665,000	32,578
VanEck Vectors Russia ETF	2,838,000	53,241
Total Equity Exchange-Traded Funds		929,322
Fixed Income Exchange-Traded Funds—10.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	666,000	82,038
iShares JP Morgan USD Emerging Markets Bond ETF	303,000	35,515
SPDR Barclays High Yield Bond ETF	1,527,000	56,071
WisdomTree Emerging Markets Local Debt Fund ETF	352,000	13,404
Total Fixed Income Exchange-Traded Funds		187,028
Total Exchange-Traded Funds—65.0% (cost $1,074,670)		1,116,350
Repurchase Agreement—20.3%
Fixed Income Clearing Corporation, 0.030% dated 9/30/16, due 10/3/16, repurchase price $348,967, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$348,967	348,967
Total Repurchase Agreement—20.3% (cost $348,967)		348,967
U.S. Government—12.7%
U.S. Treasury Bill, 0.282%, due 10/13/16(a)	35,000	34,999
U.S. Treasury Bill, 0.424%, due 11/10/16(a)(b)	35,000	34,993
U.S. Treasury Bill, 0.531%, due 12/8/16(a)(b)	35,000	34,989
U.S. Treasury Bill, 0.573%, due 1/5/17(a)	35,000	34,976
U.S. Treasury Bill, 0.540%, due 2/2/17(b)	10,000	9,989
U.S. Treasury Bill, 0.667%, due 3/2/17	10,000	9,985
U.S. Treasury Bill, 0.614%, due 3/30/17	10,000	9,979
U.S. Treasury Bill, 0.595%, due 4/27/17	10,000	9,974
U.S. Treasury Bill, 0.675%, due 5/25/17	8,000	7,977
U.S. Treasury Bill, 0.562%, due 6/22/17	8,000	7,973
U.S. Treasury Bill, 0.553%, due 7/20/17	8,000	7,965
U.S. Treasury Bill, 0.582%, due 8/17/17	8,000	7,962

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount or Contracts	Value
U.S. Government—(continued)
U.S. Treasury Bill, 0.615%, due 9/14/17	$7,000	$6,961
Total U.S. Government—12.7% (cost $218,596)		218,722

Purchased Options—0.6%
10YR US Treasury Notes, November 2016, Strike $131, PUT	916	773
Energy Select Sector SPDR Fund, October 2016, Strike $68, CALL	10,056	3,208
iShares MSCI Emerging Markets, November 2016, Strike $36, PUT	36,723	2,314
iShares Russell 1000 Value ETF, November 2016, Strike $104, PUT	9,713	1,481
S&P 500 Index, November 2016, Strike $1,900, PUT	419	253
S&P 500 Index, November 2016, Strike $2,125, PUT	405	1,158
S&P 500 Index, November 2016, Strike $2,240, CALL	543	299
Total Purchased Options—0.6% (cost $13,297)		9,486
Total Investments in Securities—98.6% (cost $1,655,530)		1,693,525
Securities Received As Collateral—0.1%
U.S. Treasury Bond, 3.125%, due 8/15/44	610	722
U.S. Treasury Bond, 3.000%, due 11/15/44	151	176
U.S. Treasury Bond, 2.875%, due 5/15/43	170	193
Total Securities Received as Collateral—0.1% (cost $1,091)		1,091
Cash and other assets, less liabilities—1.3%		22,389
Net assets—100.0%		$1,717,005

(a) Security, or portion of security, is pledged as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $75,413 (in thousands).

(b) Security, or portion of security, is segregated as collateral for OTC swap contracts aggregating a total value of $322 (in thousands).

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2016 with companies deemed affiliated during the period or at September 30, 2016.

		Share Activity				Period Ended September 30, 2016

	Security Name	Balance 12/31/2015	Purchases	Sales	Balance 9/30/2016	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
p	Global X MSCI Greece 20 ETF	1,987,000	855,000	290,000	2,552,000	$18,323	$—	$(465)	$(630)
p	iShares MSCI Frontier 100 ETF	—	1,068,000	—	1,068,000	27,426	—	—	779
						$45,749	$—	$(465)	$149

p	Affiliated company at September 30, 2016. The Fund’s total value in companies deemed to be affiliated at September 30, 2016 was $45,749.

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
12/21/16	Brazilian Real	Citibank N.A. London	95,498	$28,661	$631
12/21/16	Chinese Yuan Renminbi	Citibank N.A. London	333,845	49,762	237
12/21/16	Colombian Peso	Citibank N.A. London	201,248,984	68,827	2,304
12/21/16	British Pound Sterling	Citibank N.A. London	34,661	45,005	(546)
12/21/16	Hungarian Forint	Citibank N.A. London	14,216,114	51,880	201
12/21/16	Indonesian Rupiah	Citibank N.A. London	656,625,897	49,930	896

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts – (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased—(continued)
12/21/16	Indian Rupee	Citibank N.A. London	6,417,661	$95,225	$556
12/21/16	Mexican Peso	Citibank N.A. London	1,515,544	77,450	(736)
12/21/16	Malaysian Ringgit	Citibank N.A. London	352,927	85,331	299
12/21/16	Norwegian Krone	Citibank N.A. London	295,483	36,969	1,058
12/21/16	Philippine Peso	Citibank N.A. London	1,206,942	24,832	(48)
12/21/16	Polish Zloty	Citibank N.A. London	183,134	47,819	307
12/21/16	Russian Ruble	Citibank N.A. London	962,887	15,019	550
12/21/16	Singapore Dollar	Citibank N.A. London	56,645	41,551	75
12/21/16	New Turkish Lira	Citibank N.A. London	50,259	16,474	(96)
12/21/16	South African Rand	Citibank N.A. London	836,515	59,984	2,059
					$7,747
Sold
12/21/16	Australian Dollar	Citibank N.A. London	74,678	$57,048	$(1,360)
12/21/16	Canadian Dollar	Citibank N.A. London	134,668	102,709	(495)
12/21/16	Swiss Franc	Citibank N.A. London	172,537	178,512	(106)
12/21/16	Czech Koruna	Citibank N.A. London	1,917,406	80,168	115
12/21/16	Euro	Citibank N.A. London	73,376	82,747	176
12/21/16	Hong Kong Dollar	Citibank N.A. London	724,119	93,436	(41)
12/21/16	Japanese Yen	Citibank N.A. London	9,740,331	96,416	(1,106)
12/21/16	South Korean Won	Citibank N.A. London	8,960,418	8,129	(184)
12/21/16	Mexican Peso	Citibank N.A. London	764,482	39,068	(86)
12/21/16	New Zealand Dollar	Citibank N.A. London	126,381	91,732	(255)
12/21/16	Russian Ruble	Citibank N.A. London	2,250,076	35,096	(1,366)
12/21/16	Thai Baht	Citibank N.A. London	4,359,507	125,678	(987)
12/21/16	Taiwan Dollar	Citibank N.A. London	245,758	7,897	(125)
					$(5,820)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
Long
220	Amsterdam Index	October 2016	Euro	19,892	$425
995	CAC 40 Index	October 2016	Euro	44,213	(352)
780	IBEX 35 Index	October 2016	Euro	68,348	(163)
2,205	OMXS 30 Index	October 2016	Swedish Krona	317,189	921
151	H-Shares Index	October 2016	Hong Kong Dollar	72,480	(96)
74	HANG SENG Index	October 2016	Hong Kong Dollar	86,258	(77)
1,873	MSCI Singapore ETS Index	October 2016	Singapore Dollar	59,028	431
257	MSCI Taiwan Index	October 2016	U.S. Dollar	8,782	(47)
226	KOSPI 200 Index	December 2016	South Korean Won	29,176,600	(478)
421	10YR JGB Mini	December 2016	Japanese Yen	6,412,672	279
239	SPI 200 Index	December 2016	Australian Dollar	32,361	1,056
24	DAX Index	December 2016	Euro	6,308	79
858	EURO STOXX 50 Index	December 2016	Euro	25,689	404
5,549	EURO STOXX 600 Banks Index	December 2016	Euro	38,732	349
681	FTSE 100 Index	December 2016	British Pound Sterling	46,700	599
37	FTSE MIB Index	December 2016	Euro	3,026	(53)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Futures Contracts – (continued)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
Long—(continued)
523	10YR US Treasury Notes*	December 2016	U.S. Dollar	68,578	$88
					$3,365
Short
15	EURO-BTP	December 2016	Euro	2,146	$16
179	EURO-OAT*	December 2016	Euro	28,661	(2)
793	NIKKEI 225 Index	December 2016	Japanese Yen	6,490,705	2,107
271	TOPIX Index	December 2016	Japanese Yen	3,585,330	80
2,266	FTSE/JSE 40 Index	December 2016	South African Rand	1,040,706	1,575
418	S&P TSX 60 Index	December 2016	Canadian Dollar	71,495	(895)
5,494	EURO STOXX Banks Index	December 2016	Euro	25,355	1,786
2,182	MEX BOLSA Index	December 2016	Mexican Peso	1,029,664	(1,127)
448	Russell 2000 Mini Index	December 2016	U.S. Dollar	55,924	(1)
4,248	S&P 500 E Mini Index	December 2016	U.S. Dollar	458,869	1,129
537	10YR Can Bond	December 2016	Canadian Dollar	78,896	(108)
105	Long Gilt	December 2016	British Pound Sterling	13,676	128
448	5YR US Treasury Notes*	December 2016	U.S. Dollar	54,439	(15)
					$4,673

*Exposure to Futures Contract is achieved through the use of a swap contract with Credit Suisse.

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
6 Month Swiss Franc LIBOR Rate	Receive	0.000%	December 2026	CME	42,460 CHF	$(13)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Consumer Discretionary Select Sector Total Return Index	Receive	3 Month LIBOR minus 52 bp	Dec 2016	Goldman Sachs International	$60,759	$858
Dow Jones US Health Care Total Return Index	Receive	3 Month LIBOR minus 12 bp	Dec 2016	Goldman Sachs International	26,136	552
Dow Jones US Telecommunications Total Return Index	Receive	3 Month LIBOR minus 51 bp	Dec 2016	Goldman Sachs International	34,304	366
Financial Select Sector Total Return Index	Receive	3 Month LIBOR minus 7 bp	Dec 2016	Citibank N.A.	8,397	56
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 20 bp - 40 bp	Dec 2016 to Aug 2017	Citibank N.A.	21,992	1,423
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 125 bp	Nov 2016	Goldman Sachs International	13,957	(26)
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 75 bp	Mar 2017	Credit Suisse International	3,068	448

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2016 (all dollar amounts in thousands) (unaudited)

Total Return Swaps – (continued)

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Small Cap (Net)	Pay	1 Month LIBOR plus 94 bp - 96 bp	Nov 2016 - Mar 2017	Credit Suisse International	31,750	3,250
MSCI Vietnam Daily Total Return Index	Pay	3 Month LIBOR plus 100 bp	Dec 2016	Goldman Sachs International	8,478	(117)
Vietnam Equity Basket	Pay	3 Month LIBOR plus 100 bp	Dec 2016	Goldman Sachs International	8,656	326
						$7,136

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
iTRAXX Europe S25	Sell	1.000%	June 2021	ICE	43,630 EUR	$8
iTRAXX Europe Crossover S25	Sell	5.000%	June 2021	ICE	13,465 EUR	(176)
						$(168)

Variance Swaps

Reference Entity	Pay/Receive Floating Rate	Variance Strike Price	Maturity Date	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	Pay	910.2289	Dec 2017	Citibank N.A.	757	$3,777
S&P 500 Index	Receive	216.0900	Nov 2016	Citibank N.A.	191	—
S&P 500 Index	Receive	216.0900	Nov 2016	Credit Suisse International	474	—
S&P 500 Index	Receive	216.0900	Nov 2016	Goldman Sachs International	191	—
						$3,777
Total Net Unrealized Appreciation (Depreciation) on Swaps						$10,732

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of the following twenty-two funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Mid Cap Growth	Institutional International Equity
Mid Cap Value	International Growth
Small-Mid Cap Growth	Institutional International Growth
Small-Mid Cap Value	International Small Cap Growth
Small Cap Growth	Emerging Markets Leaders
Small Cap Value	Emerging Markets Growth
Emerging Markets Small Cap Growth
Global Equity Fund
Global Leaders	Fixed Income Funds
Bond
Multi-Asset and Alternative Fund	Income
Macro Allocation	Low Duration

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at September 30, 2016 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$481,392	$136,094	$(10,147)	$125,947
Large Cap Growth	71,251	17,186	(1,567)	15,619
Mid Cap Growth	134,537	18,789	(4,117)	14,672
Mid Cap Value	2,943	557	(66)	491
Small-Mid Cap Growth	1,145,772	171,856	(27,027)	144,829
Small-Mid Cap Value	2,673	621	(40)	581
Small Cap Growth	314,918	72,924	(6,005)	66,919
Small Cap Value	519,527	121,696	(14,369)	107,327
Global Leaders	157,721	27,637	(1,979)	25,658
International Leaders	208,958	31,524	(2,594)	28,930
International Equity	65,722	10,387	(1,698)	8,689
Institutional International Equity	15,374	2,113	(417)	1,696
International Growth	2,877,327	442,615	(50,630)	391,985
Institutional International Growth	1,904,779	279,059	(33,679)	245,380
International Small Cap Growth	487,815	91,234	(10,599)	80,635
Emerging Markets Leaders	307,094	32,102	(2,626)	29,476
Emerging Markets Growth	1,096,880	146,823	(13,299)	133,524
Emerging Markets Small Cap Growth	288,375	47,405	(3,281)	44,124
Bond	531,733	22,559	(849)	21,710
Income	95,478	2,011	(414)	1,597
Low Duration	210,561	1,248	(657)	591
Macro Allocation	1,658,612	47,708	(12,795)	34,913

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of September 30, 2016, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements and commercial paper are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of September 30, 2016, there were securities held in the International Growth and Institutional International Growth Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements and commercial paper are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the year, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of September 30, 2016, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are as follows (in thousands):

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Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Mid Cap Value
Level 1—Quoted prices
Common Stocks	$604,964	$86,416	$146,427	$3,434
Level 2—Other significant observable inputs
Short-Term Investments	2,375	454	2,782	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$607,339	$86,870	$149,209	$3,434

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$1,235,157	$3,163	$360,001	$612,641
Exchange-Traded Fund	—	—	17,088	—
Level 2—Other significant observable inputs
Short-Term Investments	55,444	91	4,748	14,213
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$1,290,601	$3,254	$381,837	$626,854

Investments in securities	Global Leaders	International Leaders	International Equity	Institutional International Equity	International Growth
Level 1—Quoted prices
Common Stocks	$180,806	$229,180	$71,519	$16,426	$3,211,202
Preferred Stocks	—	—	—	—	5,097
Level 2—Other significant observable inputs
Affiliated Fund	—	—	—	—	174
Common Stocks	—	—	1,027	235	—
Short-Term Investments	2,573	8,708	1,865	409	52,839
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$183,379	$237,888	$74,411	$17,070	$3,269,312
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1	—	—	—	—	—

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,098,470	$557,094	$309,978	$1,150,080	$310,421
Preferred Stocks	3,326	—	8,317	14,980	959
Level 2—Other significant observable inputs
Affiliated Fund	108	—	—	213	—
Common Stocks	—	3,392	12,217	53,821	21,119
Short-Term Investments	48,255	7,964	6,058	11,310	—
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$2,150,159	$568,450	$336,570	$1,230,404	$332,499
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1	—	—	—	—	—
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Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Exchange-Traded Fund	$—	$—	$—	$1,116,350
Purchased Option				9,486
Level 2—Other significant observable inputs
Asset-Backed Securities	12,485	7,950	49,806	—
Commercial Paper	19,750	2,600	750	—
Corporate Obligation/Notes	239,048	32,950	68,749	—
Short-Term Investments	155	2,092	143	348,967
U.S. Government and U.S. Government Agency	282,005	51,483	91,704	218,722
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Written Options	—	—	—
Level 2—Other significant observable inputs
None	—	—	—	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$553,443	$97,075	$211,152	$1,693,525
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$11,364
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	9,464
Futures Contracts	—	—	—	88
Swaps	—	—	—	11,064
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(3,397)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(7,537)
Futures Contracts	—	—	—	(17)
Swaps		—	—	(332)
U.S. Government and U.S. Government Agency	—	—	(10,358)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$—	$—	$(10,358)	$20,697

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth and Institutional International Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00% and 0.01% as a percentage of Net Assets in the International Growth and Institutional International Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow the Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money.

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the floating rate, or realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

7

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 28, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 28, 2016